UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-24019
Victory Portfolios IV
(Exact name of registrant as specified in charter)

15935 La Cantera Parkway, San Antonio, Texas 78256
(Address of principal executive offices) (ZIP code)

Christopher J. Kelley, Victory Capital Management Inc.
60 State Street, Boston, MA 02109
(Name and address of agent for service)
Registrant's telephone number, including area code:
(617) 742-7825
Date of fiscal year end:
November 30
Date of reporting period:
November 30, 2025
Item 1. Report to Stockholders.
(a) The registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Victory Pioneer International Equity Fund
Class A / PIIFX
ANNUAL SHAREHOLDER REPORT | November 30, 2025
This annual shareholder report contains important information about Victory Pioneer International Equity Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292. This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$132	1.13%
How did the Fund perform last year and what affected Fund performance?
  For the fiscal year ended November 30, 2025, the Fund’s Class A shares at NAV returned 32.82%. For the same period, the Fund’s broad-based benchmark, the MSCI ACWI Ex USA Net Total Return USD Index, returned 26.04%. The Fund’s performance benchmark, the MSCI EAFE Net Total Return USD Index, returned 24.50% over the period.
  Security selections accounted for the Fund’s outperformance, relative to its benchmarks; specifically, stock selection in the materials and industrials sectors contributed the most to relative returns.
  Security selection decisions in the healthcare sector detracted the most from returns in the period, relative to its benchmarks.
Fund Performance
The line graph below shows the change in value of a $10,000 investment made in Class A shares of the Fund at public offering price during the periods shown, compared to that of the MSCI ACWI Ex USA Net Total Return USD Index and the MSCI EAFE Net Total Return USD Index.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Class A (with sales charge)	25.20%	10.87%	8.20%
Class A (without sales charge)	32.82%	12.19%	8.84%
MSCI ACWI Ex USA Net Total Return USD Index	26.04%	8.41%	7.89%
MSCI EAFE Net Total Return USD Index	24.50%	9.27%	7.72%
Call 1-800-225-6292 or visit https://advisor.vcm.com/literature/mutual-fund-prospectuses for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.
The performance data quoted represents past performance, which is no guarantee of future results.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
KEY FUND STATISTICS
(as of November 30, 2025)
Fund net assets	$1,416,560,736%
Total number of portfolio holdings	58^^
Total advisory fee paid	$5,948,385
Portfolio turnover rate	58%
^^	Excluding short-term investments and all derivative contracts except for options purchased.
GEOGRAPHIC DISTRIBUTION
(as of November 30, 2025 )*
Japan	24.3%
Germany	12.2%
United States	11.5%
United Kingdom	10.2%
France	6.1%
South Korea	5.7%
Italy	5.2%
Ireland	5.1%
Canada	4.0%
Denmark	3.3%
Switzerland	3.2%
Taiwan	2.6%
Netherlands	2.2%
Spain	1.9%
Mexico	1.5%
Belgium	1.0%
Russian Federation	0.0%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
Material Fund Changes
Effective May 2, 2025, Pioneer International Equity Fund (the “Predecessor Fund”) reorganized with Victory Pioneer International Equity Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on April 28, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.
In the Reorganization, shareholders holding Class A shares of the Predecessor Fund received Class A shares of the Fund.
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.

Availability of Additional Information
Additional information about the Fund is available on vcm.com:
Full Financial Statements
Prospectus
Fund Holdings
Proxy Voting
Contact us at 800-225-6292.
PIIFX-AR-0126
Victory Capital Management

Victory Pioneer International Equity Fund
Class C / PCITX
ANNUAL SHAREHOLDER REPORT | November 30, 2025
This annual shareholder report contains important information about Victory Pioneer International Equity Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292. This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$214	1.85%
How did the Fund perform last year and what affected Fund performance?
  For the fiscal year ended November 30, 2025, the Fund’s Class C shares at NAV returned 31.87%. For the same period, the Fund’s broad-based benchmark, the MSCI ACWI Ex USA Net Total Return USD Index, returned 26.04%. The Fund’s performance benchmark, the MSCI EAFE Net Total Return USD Index, returned 24.50% over the period.
  Security selections accounted for the Fund’s outperformance, relative to its benchmarks; specifically, stock selection in the materials and industrials sectors contributed the most to relative returns.
  Security selection decisions in the healthcare sector detracted the most from returns in the period, relative to its benchmarks.
Fund Performance
The line graph below shows the change in value of a $10,000 investment made in Class C shares of the Fund during the periods shown, compared to that of the MSCI ACWI Ex USA Net Total Return USD Index and the MSCI EAFE Net Total Return USD Index.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Class C (with contingent deferred sales charge)	30.87%	11.36%	7.98%
Class C (without contingent deferred sales charge)	31.87%	11.36%	7.98%
MSCI ACWI Ex USA Net Total Return USD Index	26.04%	8.41%	7.89%
MSCI EAFE Net Total Return USD Index	24.50%	9.27%	7.72%
Call 1-800-225-6292 or visit https://advisor.vcm.com/literature/mutual-fund-prospectuses for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.
The performance data quoted represents past performance, which is no guarantee of future results.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
KEY FUND STATISTICS
(as of November 30, 2025)
Fund net assets	$1,416,560,736%
Total number of portfolio holdings	58^^
Total advisory fee paid	$5,948,385
Portfolio turnover rate	58%
^^	Excluding short-term investments and all derivative contracts except for options purchased.
GEOGRAPHIC DISTRIBUTION
(as of November 30, 2025 )*
Japan	24.3%
Germany	12.2%
United States	11.5%
United Kingdom	10.2%
France	6.1%
South Korea	5.7%
Italy	5.2%
Ireland	5.1%
Canada	4.0%
Denmark	3.3%
Switzerland	3.2%
Taiwan	2.6%
Netherlands	2.2%
Spain	1.9%
Mexico	1.5%
Belgium	1.0%
Russian Federation	0.0%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
Material Fund Changes
Effective May 2, 2025, Pioneer International Equity Fund (the “Predecessor Fund”) reorganized with Victory Pioneer International Equity Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on April 28, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.
In the Reorganization, shareholders holding Class C shares of the Predecessor Fund received Class C shares of the Fund.
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.

Availability of Additional Information
Additional information about the Fund is available on vcm.com:
Full Financial Statements
Prospectus
Fund Holdings
Proxy Voting
Contact us at 800-225-6292.
PCITX-AR-0126
Victory Capital Management

Victory Pioneer International Equity Fund
Class R6 / PIEKX
ANNUAL SHAREHOLDER REPORT | November 30, 2025
This annual shareholder report contains important information about Victory Pioneer International Equity Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292. This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$86	0.74%
How did the Fund perform last year and what affected Fund performance?
  For the fiscal year ended November 30, 2025, the Fund’s Class R6 shares at NAV returned 33.35%. For the same period, the Fund’s broad-based benchmark, the MSCI ACWI Ex USA Net Total Return USD Index, returned 26.04%. The Fund’s performance benchmark, the MSCI EAFE Net Total Return USD Index, returned 24.50% over the period.
  Security selections accounted for the Fund’s outperformance, relative to its benchmarks; specifically, stock selection in the materials and industrials sectors contributed the most to relative returns.
  Security selection decisions in the healthcare sector detracted the most from returns in the period, relative to its benchmarks.
Fund Performance
The line graph below shows the change in value of a $5 million investment made in Class R6 shares of the Fund during the periods shown, compared to that of the MSCI ACWI Ex USA Net Total Return USD Index and the MSCI EAFE Net Total Return USD Index.
GROWTH OF $5 million
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Class R6	33.35%	12.50%	8.99%
MSCI ACWI Ex USA Net Total Return USD Index	26.04%	8.41%	7.89%
MSCI EAFE Net Total Return USD Index	24.50%	9.27%	7.72%
Call 1-800-225-6292 or visit https://advisor.vcm.com/literature/mutual-fund-prospectuses for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.
The performance data quoted represents past performance, which is no guarantee of future results.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
KEY FUND STATISTICS
(as of November 30, 2025)
Fund net assets	$1,416,560,736%
Total number of portfolio holdings	58^^
Total advisory fee paid	$5,948,385
Portfolio turnover rate	58%
^^	Excluding short-term investments and all derivative contracts except for options purchased.
GEOGRAPHIC DISTRIBUTION
(as of November 30, 2025 )*
Japan	24.3%
Germany	12.2%
United States	11.5%
United Kingdom	10.2%
France	6.1%
South Korea	5.7%
Italy	5.2%
Ireland	5.1%
Canada	4.0%
Denmark	3.3%
Switzerland	3.2%
Taiwan	2.6%
Netherlands	2.2%
Spain	1.9%
Mexico	1.5%
Belgium	1.0%
Russian Federation	0.0%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
Material Fund Changes
Effective May 2, 2025, Pioneer International Equity Fund (the “Predecessor Fund”) reorganized with Victory Pioneer International Equity Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on April 28, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.
In the Reorganization, shareholders holding Class K shares of the Predecessor Fund received Class R6 shares of the Fund.
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.

Availability of Additional Information
Additional information about the Fund is available on vcm.com:
Full Financial Statements
Prospectus
Fund Holdings
Proxy Voting
Contact us at 800-225-6292.
PIEKX-AR-0126
Victory Capital Management

Victory Pioneer International Equity Fund
Class Y / INVYX
ANNUAL SHAREHOLDER REPORT | November 30, 2025
This annual shareholder report contains important information about Victory Pioneer International Equity Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292. This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$86	0.74%
How did the Fund perform last year and what affected Fund performance?
  For the fiscal year ended November 30, 2025, the Fund’s Class Y shares at NAV returned 33.29%. For the same period, the Fund’s broad-based benchmark, the MSCI ACWI Ex USA Net Total Return USD Index, returned 26.04%. The Fund’s performance benchmark, the MSCI EAFE Net Total Return USD Index, returned 24.50% over the period.
  Security selections accounted for the Fund’s outperformance, relative to its benchmarks; specifically, stock selection in the materials and industrials sectors contributed the most to relative returns.
  Security selection decisions in the healthcare sector detracted the most from returns in the period, relative to its benchmarks.
Fund Performance
The line graph below shows the change in value of a $5 million investment made in Class Y shares of the Fund during the periods shown, compared to that of the MSCI ACWI Ex USA Net Total Return USD Index and the MSCI EAFE Net Total Return USD Index.
GROWTH OF $5 million
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Class Y	33.29%	12.66%	9.29%
MSCI ACWI Ex USA Net Total Return USD Index	26.04%	8.41%	7.89%
MSCI EAFE Net Total Return USD Index	24.50%	9.27%	7.72%
Call 1-800-225-6292 or visit https://advisor.vcm.com/literature/mutual-fund-prospectuses for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.
The performance data quoted represents past performance, which is no guarantee of future results.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
KEY FUND STATISTICS
(as of November 30, 2025)
Fund net assets	$1,416,560,736%
Total number of portfolio holdings	58^^
Total advisory fee paid	$5,948,385
Portfolio turnover rate	58%
^^	Excluding short-term investments and all derivative contracts except for options purchased.
GEOGRAPHIC DISTRIBUTION
(as of November 30, 2025 )*
Japan	24.3%
Germany	12.2%
United States	11.5%
United Kingdom	10.2%
France	6.1%
South Korea	5.7%
Italy	5.2%
Ireland	5.1%
Canada	4.0%
Denmark	3.3%
Switzerland	3.2%
Taiwan	2.6%
Netherlands	2.2%
Spain	1.9%
Mexico	1.5%
Belgium	1.0%
Russian Federation	0.0%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
Material Fund Changes
Effective May 2, 2025, Pioneer International Equity Fund (the “Predecessor Fund”) reorganized with Victory Pioneer International Equity Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on April 28, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.
In the Reorganization, shareholders holding Class Y shares of the Predecessor Fund received Class Y shares of the Fund.
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.

Availability of Additional Information
Additional information about the Fund is available on vcm.com:
Full Financial Statements
Prospectus
Fund Holdings
Proxy Voting
Contact us at 800-225-6292.
INVYX-AR-0126
Victory Capital Management

Victory Pioneer Select Mid Cap Growth Fund
Class A / PGOFX
ANNUAL SHAREHOLDER REPORT | November 30, 2025
This annual shareholder report contains important information about Victory Pioneer Select Mid Cap Growth Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292. This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$105	0.98%
How did the Fund perform last year and what affected Fund performance?
  For the fiscal year ended November 30, 2025, the Fund’s Class A shares at NAV returned 15.27%. For the same period, the Fund’s broad-based benchmark, the S&P 500 Total Return Index, returned 15.00%. The Fund’s performance benchmark, the Russell Midcap Growth Total Return Index, returned 3.29% over the period.
  The Fund’s security selection in both the information technology and financials sectors were the largest contributors to relative results versus the performance benchmark during the period.
  However, security selection in health care and consumer staples detracted from performance, relative to its benchmarks, for the fiscal year.
  Regarding allocation effect, the Fund’s small overweight exposure to the poorly performing energy sector detracted from performance, relative to its benchmarks, but was countered by the Fund’s underweight exposure to the underperforming consumer discretionary sector.
Fund Performance
The line graph below shows the change in value of a $10,000 investment made in Class A shares of the Fund at public offering price during the periods shown, compared to that of the S&P 500 Total Return Index and the Russell Midcap Growth Total Return Index.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Class A (with sales charge)	8.64%	5.98%	11.21%
Class A (without sales charge)	15.27%	7.24%	11.87%
S&P 500 Total Return Index	15.00%	15.28%	14.63%
Russell Midcap Growth Total Return Index	3.29%	7.94%	12.39%
Call 1-800-225-6292 or visit https://advisor.vcm.com/literature/mutual-fund-prospectuses for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.
The performance data quoted represents past performance, which is no guarantee of future results.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
KEY FUND STATISTICS
(as of November 30, 2025)
Fund net assets	$1,657,102,380%
Total number of portfolio holdings	79^^
Total advisory fee paid	$9,257,121
Portfolio turnover rate	62%
^^	Excluding short-term investments and all derivative contracts except for options purchased.
SECTOR DISTRIBUTION
(as of November 30, 2025 )*
Information Technology	25.9%
Health Care	18.0%
Industrials	17.6%
Consumer Discretionary	16.2%
Financials	9.2%
Communication Services	4.1%
Energy	3.3%
Utilities	3.2%
Consumer Staples	0.9%
Basic Materials	0.9%
Real Estate	0.7%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
Material Fund Changes
Effective April 1, 2025, Pioneer Select Mid Cap Growth Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Select Mid Cap Growth Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on March 27, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.
In the Reorganization, shareholders holding Class A and Class R shares of the Predecessor Fund received Class A shares of the Fund.
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.

Availability of Additional Information
Additional information about the Fund is available on vcm.com:
Full Financial Statements
Prospectus
Fund Holdings
Proxy Voting
Contact us at 800-225-6292.
PGOFX-AR-0126
Victory Capital Management

Victory Pioneer Select Mid Cap Growth Fund
Class C / GOFCX
ANNUAL SHAREHOLDER REPORT | November 30, 2025
This annual shareholder report contains important information about Victory Pioneer Select Mid Cap Growth Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292. This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$191	1.78%
How did the Fund perform last year and what affected Fund performance?
  For the fiscal year ended November 30, 2025, the Fund’s Class C shares at NAV returned 14.35%. For the same period, the Fund’s broad-based benchmark, the S&P 500 Total Return Index, returned 15.00%. The Fund’s performance benchmark, the Russell Midcap Growth Total Return Index, returned 3.29% over the period.
  The Fund’s security selection in both the information technology and financials sectors were the largest contributors to relative results versus the performance benchmark during the period.
  However, security selection in health care and consumer staples detracted from performance, relative to its benchmarks, for the fiscal year.
  Regarding allocation effect, the Fund’s small overweight exposure to the poorly performing energy sector detracted from performance, relative to its benchmarks, but was countered by the Fund’s underweight exposure to the underperforming consumer discretionary sector.
Fund Performance
The line graph below shows the change in value of a $10,000 investment made in Class C shares of the Fund during the periods shown, compared to that of the S&P 500 Total Return Index and the Russell Midcap Growth Total Return Index.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Class C (with contingent deferred sales charge)	13.53%	6.39%	10.98%
Class C (without contingent deferred sales charge)	14.35%	6.39%	10.98%
S&P 500 Total Return Index	15.00%	15.28%	14.63%
Russell Midcap Growth Total Return Index	3.29%	7.94%	12.39%
Call 1-800-225-6292 or visit https://advisor.vcm.com/literature/mutual-fund-prospectuses for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.
The performance data quoted represents past performance, which is no guarantee of future results.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
KEY FUND STATISTICS
(as of November 30, 2025)
Fund net assets	$1,657,102,380%
Total number of portfolio holdings	79^^
Total advisory fee paid	$9,257,121
Portfolio turnover rate	62%
^^	Excluding short-term investments and all derivative contracts except for options purchased.
SECTOR DISTRIBUTION
(as of November 30, 2025 )*
Information Technology	25.9%
Health Care	18.0%
Industrials	17.6%
Consumer Discretionary	16.2%
Financials	9.2%
Communication Services	4.1%
Energy	3.3%
Utilities	3.2%
Consumer Staples	0.9%
Basic Materials	0.9%
Real Estate	0.7%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
Material Fund Changes
Effective April 1, 2025, Pioneer Select Mid Cap Growth Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Select Mid Cap Growth Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on March 27, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.
In the Reorganization, shareholders holding Class C shares of the Predecessor Fund received Class C shares of the Fund.
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.

Availability of Additional Information
Additional information about the Fund is available on vcm.com:
Full Financial Statements
Prospectus
Fund Holdings
Proxy Voting
Contact us at 800-225-6292.
GOFCX-AR-0126
Victory Capital Management

Victory Pioneer Select Mid Cap Growth Fund
Class R6 / PSMKX
ANNUAL SHAREHOLDER REPORT | November 30, 2025
This annual shareholder report contains important information about Victory Pioneer Select Mid Cap Growth Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292. This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$72	0.67%
How did the Fund perform last year and what affected Fund performance?
  For the fiscal year ended November 30, 2025, the Fund’s Class R6 shares at NAV returned 15.64%. For the same period, the Fund’s broad-based benchmark, the S&P 500 Total Return Index, returned 15.00%. The Fund’s performance benchmark, the Russell Midcap Growth Total Return Index, returned 3.29% over the period.
  The Fund’s security selection in both the information technology and financials sectors were the largest contributors to relative results versus the performance benchmark during the period.
  However, security selection in health care and consumer staples detracted from performance, relative to its benchmarks, for the fiscal year.
  Regarding allocation effect, the Fund’s small overweight exposure to the poorly performing energy sector detracted from performance, relative to its benchmarks, but was countered by the Fund’s underweight exposure to the underperforming consumer discretionary sector.
Fund Performance
The line graph below shows the change in value of a $5 million investment made in Class R6 shares of the Fund during the periods shown, compared to that of the S&P 500 Total Return Index and the Russell Midcap Growth Total Return Index.
GROWTH OF $5 million
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Class R6	15.64%	7.60%	12.26%
S&P 500 Total Return Index	15.00%	15.28%	14.63%
Russell Midcap Growth Total Return Index	3.29%	7.94%	12.39%
Call 1-800-225-6292 or visit https://advisor.vcm.com/literature/mutual-fund-prospectuses for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.
The performance data quoted represents past performance, which is no guarantee of future results.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
KEY FUND STATISTICS
(as of November 30, 2025)
Fund net assets	$1,657,102,380%
Total number of portfolio holdings	79^^
Total advisory fee paid	$9,257,121
Portfolio turnover rate	62%
^^	Excluding short-term investments and all derivative contracts except for options purchased.
SECTOR DISTRIBUTION
(as of November 30, 2025 )*
Information Technology	25.9%
Health Care	18.0%
Industrials	17.6%
Consumer Discretionary	16.2%
Financials	9.2%
Communication Services	4.1%
Energy	3.3%
Utilities	3.2%
Consumer Staples	0.9%
Basic Materials	0.9%
Real Estate	0.7%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
Material Fund Changes
Effective April 1, 2025, Pioneer Select Mid Cap Growth Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Select Mid Cap Growth Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on March 27, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.
In the Reorganization, shareholders holding Class K shares of the Predecessor Fund received Class R6 shares of the Fund.
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.

Availability of Additional Information
Additional information about the Fund is available on vcm.com:
Full Financial Statements
Prospectus
Fund Holdings
Proxy Voting
Contact us at 800-225-6292.
PSMKX-AR-0126
Victory Capital Management

Victory Pioneer Select Mid Cap Growth Fund
Class Y / GROYX
ANNUAL SHAREHOLDER REPORT | November 30, 2025
This annual shareholder report contains important information about Victory Pioneer Select Mid Cap Growth Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292. This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$83	0.77%
How did the Fund perform last year and what affected Fund performance?
  For the fiscal year ended November 30, 2025, the Fund’s Class Y shares at NAV returned 15.51%. For the same period, the Fund’s broad-based benchmark, the S&P 500 Total Return Index, returned 15.00%. The Fund’s performance benchmark, the Russell Midcap Growth Total Return Index, returned 3.29% over the period.
  The Fund’s security selection in both the information technology and financials sectors were the largest contributors to relative results versus the performance benchmark during the period.
  However, security selection in health care and consumer staples detracted from performance, relative to its benchmarks, for the fiscal year.
  Regarding allocation effect, the Fund’s small overweight exposure to the poorly performing energy sector detracted from performance, relative to its benchmarks, but was countered by the Fund’s underweight exposure to the underperforming consumer discretionary sector.
Fund Performance
The line graph below shows the change in value of a $5 million investment made in Class Y shares of the Fund during the periods shown, compared to that of the S&P 500 Total Return Index and the Russell Midcap Growth Total Return Index.
GROWTH OF $5 million
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Class Y	15.51%	7.47%	12.12%
S&P 500 Total Return Index	15.00%	15.28%	14.63%
Russell Midcap Growth Total Return Index	3.29%	7.94%	12.39%
Call 1-800-225-6292 or visit https://advisor.vcm.com/literature/mutual-fund-prospectuses for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.
The performance data quoted represents past performance, which is no guarantee of future results.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
KEY FUND STATISTICS
(as of November 30, 2025)
Fund net assets	$1,657,102,380%
Total number of portfolio holdings	79^^
Total advisory fee paid	$9,257,121
Portfolio turnover rate	62%
^^	Excluding short-term investments and all derivative contracts except for options purchased.
SECTOR DISTRIBUTION
(as of November 30, 2025 )*
Information Technology	25.9%
Health Care	18.0%
Industrials	17.6%
Consumer Discretionary	16.2%
Financials	9.2%
Communication Services	4.1%
Energy	3.3%
Utilities	3.2%
Consumer Staples	0.9%
Basic Materials	0.9%
Real Estate	0.7%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
Material Fund Changes
Effective April 1, 2025, Pioneer Select Mid Cap Growth Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Select Mid Cap Growth Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on March 27, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.
In the Reorganization, shareholders holding Class Y shares of the Predecessor Fund received Class Y shares of the Fund.
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.

Availability of Additional Information
Additional information about the Fund is available on vcm.com:
Full Financial Statements
Prospectus
Fund Holdings
Proxy Voting
Contact us at 800-225-6292.
GROYX-AR-0126
Victory Capital Management

ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3) Compliance with applicable governmental laws, rules, and regulations;

(4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 19(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant’s Internet address and such intention.

Not applicable.

(f) The registrant must:

(1) File with the Commission, pursuant to Item 19(a)(1), a copy of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR (see attachment);

(2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

(3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made. See Item 19(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)	(1) Disclose that the registrant’s Board of Trustees has determined that the registrant either:

(i)	Has at least one audit committee financial expert serving on its audit committee; or

(ii)	Does not have an audit committee financial expert serving on its audit committee.

The registrant’s Board of Trustees has determined that the registrant has at least one audit committee financial expert.

(2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is “independent.” In order to be considered “independent” for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the Board of Trustees, or any other board committee:

(i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

(ii) Be an “interested person” of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Mr. Fred J. Ricciardi, an independent Trustee, is such an audit committee financial expert.

(3) If the registrant provides the disclosure required by paragraph (a)(1) (ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

The Trust paid Deloitte & Touche LLP for audit fees of $56,540 and $54,700 during the fiscal years ended November 30, 2025 and 2024, respectively.

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

The Trust paid aggregate non-audit fees to Deloitte & Touche LLP for tax services of $16,560 and $18,400 during the fiscal years ended November 30, 2025 and 2024, respectively.

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

There were no other fees in 2025 or 2024.

(e) (1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

PIONEER FUNDS

APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES

PROVIDED BY THE INDEPENDENT AUDITOR

SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Amundi Asset Management US, Inc., the audit committee and the independent auditors.

The Funds recognize that a Fund’s independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund’s independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund’s independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

SECTION II - POLICY
SERVICE CATEGORY	SERVICE CATEGORY DESCRIPTION	SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
I. AUDIT SERVICES	Services that are directly related to performing the independent audit of the Funds

•

Accounting research assistance

•

SEC consultation, registration statements, and reporting

•

Tax accrual related matters

•

Implementation of new accounting standards

•

Compliance letters (e.g. rating agency letters)

•

Regulatory reviews and assistance regarding financial matters

•

Semi-annual reviews (if requested)

•

Comfort letters for closed end offerings

II. AUDIT-RELATED SERVICES	Services which are not prohibited under Rule 210.2-01(C)(4) (the “Rule”) and are related extensions of the audit services support the audit, or use the knowledge/expertise gained from the audit procedures as a foundation to complete the project. In most cases, if the Audit-Related Services are not performed by the Audit firm, the scope of the Audit Services would likely increase. The Services are typically well-defined and governed by accounting professional standards (AICPA, SEC, etc.)	• AICPA attest and agreed-upon procedures • Technology control assessments • Financial reporting control assessments • Enterprise security architecture assessment

AUDIT COMMITTEE APPROVAL POLICY	AUDIT COMMITTEE REPORTING POLICY

•

“One-time” pre-approval for the audit period for all pre-approved specific service subcategories. Approval of the independent auditors as auditors for a Fund shall constitute pre approval for these services.

• A summary of all such services and related fees reported at each regularly scheduled Audit Committee meeting.

• “One-time” pre-approval for the fund fiscal year within a specified dollar limit for all pre-approved specific service subcategories	• A summary of all such services and related fees (including comparison to specified dollar limits) reported quarterly.

•

Specific approval is needed to exceed the pre-approved dollar limit for these services (see general Audit Committee approval policy below for details on obtaining specific approvals)

•

Specific approval is needed to use the Fund’s auditors for Audit-Related Services not denoted as “pre-approved”, or to add a specific service subcategory as “pre-approved”

SECTION III - POLICY DETAIL, CONTINUED

SERVICE CATEGORY	SERVICE CATEGORY DESCRIPTION	SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
III. TAX SERVICES	Services which are not prohibited by the Rule, if an officer of the Fund determines that using the Fund’s auditor to provide these services creates significant synergy in the form of efficiency, minimized disruption, or the ability to maintain a desired level of confidentiality.	• Tax planning and support • Tax controversy assistance • Tax compliance, tax returns, excise tax returns and support • Tax opinions

AUDIT COMMITTEE APPROVAL POLICY	AUDIT COMMITTEE REPORTING POLICY
• “One-time” pre-approval for the fund fiscal year within a specified dollar limit	• A summary of all such services and related fees (including comparison to specified dollar limits) reported quarterly.

• Specific approval is needed to exceed the pre-approved dollar limits for these services (see general Audit Committee approval policy below for details on obtaining specific approvals)

• Specific approval is needed to use the Fund’s auditors for tax services not denoted as pre-approved, or to add a specific service subcategory as “pre-approved”

SECTION III - POLICY DETAIL, CONTINUED

SERVICE CATEGORY	SERVICE CATEGORY DESCRIPTION	SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
IV. OTHER SERVICES A. SYNERGISTIC, UNIQUE QUALIFICATIONS	Services which are not prohibited by the Rule, if an officer of the Fund determines that using the Fund’s auditor to provide these services creates significant synergy in the form of efficiency, minimized disruption, the ability to maintain a desired level of confidentiality, or where the Fund’s auditors posses unique or superior qualifications to provide these services, resulting in superior value and results for the Fund.	• Business Risk Management support • Other control and regulatory compliance projects

AUDIT COMMITTEE APPROVAL POLICY	AUDIT COMMITTEE REPORTING POLICY
• “One-time” pre-approval for the fund fiscal year within a specified dollar limit	• A summary of all such services and related fees (including comparison to specified dollar limits) reported quarterly.

• Specific approval is needed to exceed the pre-approved dollar limits for these services (see general Audit Committee approval policy below for details on obtaining specific approvals)

•

Specific approval is needed to use the Fund’s auditors for “Synergistic” or “Unique Qualifications” Other Services not denoted as pre-approved to the left, or to add a specific service subcategory as “pre-approved”

SECTION III - POLICY DETAIL, CONTINUED

SERVICE CATEGORY	SERVICE CATEGORY DESCRIPTION	SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
PROHIBITED SERVICES	Services which result in the auditors losing independence status under the Rule.	1. Bookkeeping or other services related to the accounting records or financial statements of the audit client*

2. Financial information systems design and implementation*

3. Appraisal or valuation services, fairness* opinions, or contribution-in-kind reports

4. Actuarial services (i.e., setting actuarial reserves versus actuarial audit work)*

5. Internal audit outsourcing services*

6. Management functions or human resources

7. Broker or dealer, investment advisor, or investment banking services

8. Legal services and expert services unrelated to the audit

9. Any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible

AUDIT COMMITTEE APPROVAL POLICY	AUDIT COMMITTEE REPORTING POLICY

•

These services are not to be performed with the exception of the(*) services that may be permitted if they would not be subject to audit procedures at the audit client (as defined in rule 2-01(f)(4)) level the firm providing the service.

• A summary of all services and related fees reported at each regularly scheduled Audit Committee meeting will serve as continual confirmation that has not provided any restricted services.

GENERAL AUDIT COMMITTEE APPROVAL POLICY:

•	For all projects, the officers of the Funds and the Fund’s auditors will each make an assessment to determine that any proposed projects will not impair independence.

•

Potential services will be classified into the four non-restricted service categories and the “Approval of Audit, Audit-Related, Tax and Other Services” Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

•	At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

Non-Audit Services

Beginning with non-audit service contracts entered into on or after May 6, 2003, the effective date of the new SEC pre-approval rules, the Trust’s audit committee is required to pre-approve services to affiliates defined by SEC rules to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Trust. For the years ended November 30, 2025 and 2024, there were no services provided to an affiliate that required the Trust’s audit committee pre-approval.

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountants engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrants accountant for services rendered to the registrant, and rendered to the registrants investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

The Trust paid aggregate non-audit fees to Deloitte & Touche LLP for tax services of $16,560 and $18,400 during the fiscal years ended November 30, 2025 and 2024, respectively.

(h) Disclose whether the registrants audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the registrants investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

The Fund’s audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre- approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

N/A

(i) A registrant identified by the Commission pursuant to Section 104(i)(2)(A) of the Sarbanes-Oxley Act of 2002 (15 U.S.C. 7214(i)(2)(A)), as having retained, for the preparation of the audit report on its financial statements included in the Form NCSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board has determined it is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction must electronically submit to the Commission on a supplemental basis documentation that establishes that the registrant is not owned or controlled by a governmental entity in the foreign jurisdiction. The registrant must submit this documentation on or before the due date for this form. A registrant that is owned or controlled by a foreign governmental entity is not required to submit such documentation.

N/A

(j) A registrant that is a foreign issuer, as defined in 17 CFR 240.3b-4, identified by the Commission pursuant to Section 104(i)(2)(A) of the Sarbanes-Oxley Act of 2002 (15 U.S.C. 7214(i)(2)(A)), as having retained, for the preparation of the audit report on its financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board has determined it is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction, for each year in which the registrant is so identified, must provide the below disclosures. Also, any such identified foreign issuer that uses a variable-interest entity or any similar structure that results in additional foreign entities being consolidated in the financial statements of the registrant is required to provide the below disclosures for itself and its consolidated foreign operating entity or entities. A registrant must disclose:

(1) That, for the immediately preceding annual financial statement period, a registered public accounting firm that the PCAOB was unable to inspect or investigate completely, because of a position taken by an authority in the foreign jurisdiction, issued an audit report for the registrant;

N/A

(2) The percentage of shares of the registrant owned by governmental entities in the foreign jurisdiction in which the registrant is incorporated or otherwise organized;

N/A

(3) Whether governmental entities in the applicable foreign jurisdiction with respect to that registered public accounting firm have a controlling financial interest with respect to the registrant; N/A

(4) The name of each official of the Chinese Communist Party who is a member of the board of directors of the registrant or the operating entity with respect to the registrant;

N/A

(5) Whether the articles of incorporation of the registrant (or equivalent organizing document) contains any charter of the Chinese Communist Party, including the text of any such charter.

N/A

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

ITEM 6. SCHEDULE OF INVESTMENTS.

File Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.1212 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item 7 of this Form.

Included in Item 7

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Victory Pioneer International Equity Fund*
(successor to Pioneer International Equity Fund)*
Annual: Full Financials | November 30, 2025
* Effective May 2, 2025, during the annual reporting period covered by this report, Pioneer International Equity Fund (the “Predecessor Fund”) reorganized with Victory Pioneer International Equity Fund (the “Reorganization”). The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of Victory Pioneer International Equity Fund.

visit us: vcm.com

Victory Pioneer International Equity Fund | Annual | 11/30/251

Schedule of Investments  |  11/30/25
Shares		Value
	UNAFFILIATED ISSUERS — 99.7%
	Common Stocks — 95.8% of Net Assets
	Aerospace & Defense — 1.8%
263,789	Hensoldt AG	$ 20,926,315
60,936(a)	Tkms AG& Co. KGaA	4,634,850
	Total Aerospace & Defense	$25,561,165

	Automobiles — 1.5%
953,600	Subaru Corp.	$ 21,372,724
	Total Automobiles	$21,372,724

	Banks — 21.5%
883,810	ABN AMRO Bank NV (C.V.A.) (144A)	$ 29,949,921
7,083,108	Banco de Sabadell S.A.	25,693,731
2,462,830	Bank of Ireland Group Plc	45,502,379
58,906	BNP Paribas S.A.	5,068,670
873,797	Danske Bank A/S	40,223,956
1,657,648	FinecoBank Banca Fineco S.p.A.	40,570,273
1,071,600	Grupo Financiero Banorte SAB de CV, Class O	10,246,395
400,874	KB Financial Group, Inc.	34,070,935
584,494	Standard Chartered Plc	12,970,504
1,672,900	Sumitomo Mitsui Financial Group, Inc.	50,648,094
131,173	UniCredit S.p.A.	9,805,695
	Total Banks	$304,750,553

	Beverages — 2.0%
231,053	Anheuser-Busch InBev S.A.	$ 14,210,593
249,400	Asahi Group Holdings, Ltd.	2,893,703
116,630	Fomento Economico Mexicano S.A.B de CV (A.D.R.)	11,189,482
	Total Beverages	$28,293,778

	Biotechnology — 0.6%
82,095(a)	BioNTech SE (A.D.R.)	$ 8,468,099
	Total Biotechnology	$8,468,099

	Capital Markets — 0.8%
282,288	UBS Group AG	$ 10,860,703
	Total Capital Markets	$10,860,703

	Construction & Engineering — 2.4%
398,700	Taisei Corp.	$ 34,064,724
	Total Construction & Engineering	$34,064,724

	Construction Materials — 8.8%
749,367	Buzzi S.p.A.	$ 46,249,459
The accompanying notes are an integral part of these financial statements.
2Victory Pioneer International Equity Fund | Annual | 11/30/25

Shares		Value
	Construction Materials — (continued)
483,133	CRH Plc	$ 58,004,142
212,310(a)	Holcim AG	19,909,871
	Total Construction Materials	$124,163,472

	Consumer Staples Distribution & Retail — 2.9%
21,796#(a)+	Magnit PJSC	$ —
788,000	Seven & i Holdings Co., Ltd.	10,847,400
5,120,029	Tesco Plc	30,530,181
	Total Consumer Staples Distribution & Retail	$41,377,581

	Electrical Equipment — 6.9%
625,600	Fuji Electric Co., Ltd.	$ 44,243,238
1,487,400	Mitsubishi Electric Corp.	40,494,085
48,408	Schneider Electric SE	13,022,928
	Total Electrical Equipment	$97,760,251

	Financial Services — 2.5%
617,253	Edenred SE	$ 13,242,832
4,662,236	Nexi S.p.A. (144A)	21,759,178
376,432(a)	Worldline S.A. (144A)	666,115
	Total Financial Services	$35,668,125

	Food Products — 1.8%
273,155	Kerry Group Plc, Class A	$ 25,340,432
	Total Food Products	$25,340,432

	Health Care Equipment & Supplies — 2.3%
159,300	Hoya Corp.	$ 23,902,292
693,300	Olympus Corp.	9,351,627
	Total Health Care Equipment & Supplies	$33,253,919

	Household Durables — 4.3%
2,070,406	Persimmon Plc	$ 36,598,634
824,000	Sony Group Corp.	24,166,830
	Total Household Durables	$60,765,464

	Independent Power and Renewable Electricity Producers — 3.7%
1,021,715	RWE AG	$ 51,925,883
	Total Independent Power and Renewable Electricity Producers	$51,925,883

	Industrial Conglomerates — 2.1%
110,547	Siemens AG	$ 29,293,852
	Total Industrial Conglomerates	$29,293,852

The accompanying notes are an integral part of these financial statements.
Victory Pioneer International Equity Fund | Annual | 11/30/253

Schedule of Investments  |  11/30/25 (continued)
Shares		Value
	IT Services — 1.3%
119,683	Capgemini SE	$ 18,719,283
	Total IT Services	$18,719,283

	Life Sciences Tools & Services — 2.3%
47,880	Lonza Group AG	$ 32,884,250
	Total Life Sciences Tools & Services	$32,884,250

	Metals & Mining — 5.3%
1,155,100	Barrick Mining Corp.	$ 48,296,893
152,938	Teck Resources, Ltd., Class B	6,559,511
1,900,932	thyssenkrupp AG	20,779,653
	Total Metals & Mining	$75,636,057

	Oil, Gas & Consumable Fuels — 2.1%
390,800	Inpex Corp.	$ 8,195,542
396,947#(a)+	Rosneft Oil Co. PJSC	—
298,558	Shell Plc (A.D.R.)	22,024,624
	Total Oil, Gas & Consumable Fuels	$30,220,166

	Pharmaceuticals — 2.9%
111,487	Novo Nordisk A/S (A.D.R.)	$ 5,501,883
351,627	Sanofi S.A.	35,041,708
	Total Pharmaceuticals	$40,543,591

	Semiconductors & Semiconductor Equipment — 4.7%
101,667(a)	Advanced Micro Devices, Inc.	$ 22,115,623
411,762	AIXTRON SE	8,601,843
781,000	Taiwan Semiconductor Manufacturing Co., Ltd.	35,901,404
	Total Semiconductors & Semiconductor Equipment	$66,618,870

	Specialty Retail — 2.0%
396,000	Shimamura Co., Ltd.	$ 28,367,567
	Total Specialty Retail	$28,367,567

	Technology Hardware, Storage & Peripherals — 5.7%
1,708,000	FUJIFILM Holdings Corp.	$ 36,730,265
646,861	Samsung Electronics Co., Ltd.	44,189,241
	Total Technology Hardware, Storage & Peripherals	$80,919,506

	Textiles, Apparel & Luxury Goods — 0.8%
14,679	LVMH Moet Hennessy Louis Vuitton SE	$ 10,893,476
	Total Textiles, Apparel & Luxury Goods	$10,893,476

The accompanying notes are an integral part of these financial statements.
4Victory Pioneer International Equity Fund | Annual | 11/30/25

Shares		Value
	Trading Companies & Distributors — 2.8%
609,806	Ashtead Group Plc	$ 39,034,838
	Total Trading Companies & Distributors	$39,034,838

	Total Common Stocks (Cost $1,077,940,815)	$1,356,758,329

	Preferred Stock — 1.6% of Net Assets
	Machinery — 1.6%
581,820(b)	Jungheinrich AG	$ 23,390,695
	Total Machinery	$23,390,695

	Total Preferred Stock (Cost $20,747,811)	$23,390,695

	SHORT TERM INVESTMENTS — 2.3% of Net Assets
	Open-End Fund — 2.3%
31,681,651(c)	Dreyfus Government Cash Management, Institutional Shares, 3.86%	$ 31,681,651
		$31,681,651

	TOTAL SHORT TERM INVESTMENTS (Cost $31,681,651)	$31,681,651

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 99.7% (Cost $1,130,370,277)	$1,411,830,675
	OTHER ASSETS AND LIABILITIES — 0.3%	$4,730,061
	net assets — 100.0%	$1,416,560,736

(A.D.R.)	American Depositary Receipts.
(C.V.A.)	Certificaaten van aandelen (Share Certificates).
(144A)	The resale of such security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers. At November 30, 2025, the value of these securities amounted to $52,375,214, or 3.7% of net assets.
(a)	Non-income producing security.
(b)	Issued as preference shares.
(c)	Rate periodically changes. Rate disclosed is the 7-day yield at November 30, 2025.
+	Security is valued using significant unobservable inputs (Level 3).
#	Securities are restricted as to resale (see Notes to Financial Statements — Note 1H).
The accompanying notes are an integral part of these financial statements.
Victory Pioneer International Equity Fund | Annual | 11/30/255

Schedule of Investments  |  11/30/25 (continued)
Restricted Securities	Acquisition date	Cost	Value
Magnit PJSC	7/23/2020	$1,482,582	$—
Rosneft Oil Co. PJSC	6/23/2021	3,131,033	—
Total Restricted Securities			$—
% of Net assets			0.0%
Purchases and sales of securities (excluding short-term investments and all derivative contracts except for options purchased) for the year ended November 30, 2025, aggregated $920,096,698 and $526,613,675, respectively.
At November 30, 2025, the net unrealized appreciation on investments based on cost for federal tax purposes of $1,139,651,083 was as follows:
Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$327,904,185
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(55,723,528)
Net unrealized appreciation	$272,180,657
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.). See Notes to Financial Statements — Note 1A.
Level 3	–	significant unobservable inputs (including the Adviser’s own assumptions in determining fair value of investments). See Notes to Financial Statements — Note 1A.
The accompanying notes are an integral part of these financial statements.
6Victory Pioneer International Equity Fund | Annual | 11/30/25

The following is a summary of the inputs used as of November 30, 2025 in valuing the Fund’s investments:
	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$4,634,850	$20,926,315	$—	$25,561,165
Automobiles	—	21,372,724	—	21,372,724
Banks	10,246,395	294,504,158	—	304,750,553
Beverages	11,189,482	17,104,296	—	28,293,778
Biotechnology	8,468,099	—	—	8,468,099
Capital Markets	—	10,860,703	—	10,860,703
Construction & Engineering	—	34,064,724	—	34,064,724
Construction Materials	—	124,163,472	—	124,163,472
Consumer Staples Distribution & Retail	—	41,377,581	—*	41,377,581
Electrical Equipment	—	97,760,251	—	97,760,251
Financial Services	—	35,668,125	—	35,668,125
Food Products	—	25,340,432	—	25,340,432
Health Care Equipment & Supplies	—	33,253,919	—	33,253,919
Household Durables	—	60,765,464	—	60,765,464
Independent Power and Renewable Electricity Producers	—	51,925,883	—	51,925,883
Industrial Conglomerates	—	29,293,852	—	29,293,852
IT Services	—	18,719,283	—	18,719,283
Life Sciences Tools & Services	—	32,884,250	—	32,884,250
Metals & Mining	54,856,404	20,779,653	—	75,636,057
Oil, Gas & Consumable Fuels	22,024,624	8,195,542	—*	30,220,166
Pharmaceuticals	5,501,883	35,041,708	—	40,543,591
Semiconductors & Semiconductor Equipment	22,115,623	44,503,247	—	66,618,870
Specialty Retail	—	28,367,567	—	28,367,567
Technology Hardware, Storage & Peripherals	—	80,919,506	—	80,919,506
Textiles, Apparel & Luxury Goods	—	10,893,476	—	10,893,476
Trading Companies & Distributors	—	39,034,838	—	39,034,838
Preferred Stock	—	23,390,695	—	23,390,695
Open-End Fund	31,681,651	—	—	31,681,651
Total Investments in Securities	$170,719,011	$1,241,111,664	$—*	$1,411,830,675
* Securities valued at $0.
During the year ended November 30, 2025, there were no transfers in or out of Level 3.
The accompanying notes are an integral part of these financial statements.
Victory Pioneer International Equity Fund | Annual | 11/30/257

Statement of Assets and Liabilities  |  11/30/25
ASSETS:
Investments in unaffiliated issuers, at value (cost $1,130,370,277)	$1,411,830,675
Cash	8,134
Foreign currencies, at value (cost $820,366)	822,940
Receivables —
Fund shares sold	2,178,323
Dividends	4,600,429
Due from the Adviser	696,289
Other assets	41,640
Total assets	$1,420,178,430
LIABILITIES:
Payables —
Fund shares repurchased	$2,054,554
Trustees’ fees	6,208
Transfer agent fees	163,761
Management fees	1,182,121
Administrative expenses	48,559
Distribution fees	14,891
Accrued expenses	147,600
Total liabilities	$3,617,694
NET ASSETS:
Paid-in capital	$1,118,357,019
Distributable earnings	298,203,717
Net assets	$1,416,560,736
NET ASSET VALUE PER SHARE:
No par value (unlimited number of shares authorized)
Class A* (based on $113,125,489/3,350,791 shares)	$33.76
Class C* (based on $6,440,372/232,966 shares)	$27.65
Class R6* (based on $74,884,836/2,210,988 shares)	$33.87
Class Y* (based on $1,222,110,039/36,066,897 shares)	$33.88
MAXIMUM OFFERING PRICE PER SHARE:
Class A (based on $33.76 net asset value per share/100%-5.75% maximum sales charge)	$35.82

*	Pioneer International Equity Fund (the “Predecessor Fund”) reorganized with the Fund effective May 2, 2025 (the “Reorganization”), during the annual reporting period. The Predecessor Fund is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class A, Class C, Class K and Class Y shares of the Predecessor Fund received Class A, Class C, Class R6 and Class Y shares of the Fund, respectively.
The accompanying notes are an integral part of these financial statements.
8Victory Pioneer International Equity Fund | Annual | 11/30/25

Statement of Operations FOR THE YEAR ENDED 11/30/25
INVESTMENT INCOME:
Dividends from unaffiliated issuers (net of foreign taxes withheld $3,002,206)	$22,929,400
Non-cash dividends from unaffiliated issuers	5,436,932
Interest from unaffiliated issuers	12,302
Total Investment Income		$28,378,634
EXPENSES:
Management fees	$5,949,535
Administrative expenses	375,776
Transfer agent fees
Class A*	108,487
Class C*	4,353
Class R6*	184
Class Y*	827,574
Distribution fees
Class A*	243,080
Class C*	57,012
Shareholder communications expense	95,851
Custodian fees	65,290
Registration fees	156,745
Professional fees	104,940
Printing expense	33,398
Officers’ and Trustees’ fees	35,716
Insurance expense	14,172
Miscellaneous	43,633
Total expenses		$8,115,746
Less fees waived and expenses reimbursed by the Adviser		(862,175)
Net expenses		$7,253,571
Net investment income		$21,125,063
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investments in unaffiliated issuers	$41,647,066
Forward foreign currency exchange contracts	(55,790)
Futures contracts	(3,010)
Other assets and liabilities denominated in foreign currencies	(302,153)	$41,286,113
The accompanying notes are an integral part of these financial statements.
Victory Pioneer International Equity Fund | Annual | 11/30/259

Statement of Operations (continued)
FOR THE YEAR ENDED 11/30/25
Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	$211,557,067
Other assets and liabilities denominated in foreign currencies	67,170	$211,624,237
Net realized and unrealized gain (loss) on investments		$252,910,350
Net increase in net assets resulting from operations		$274,035,413

*	Pioneer International Equity Fund (the “Predecessor Fund”) reorganized with the Fund effective May 2, 2025 (the “Reorganization”), during the annual reporting period. The Predecessor Fund is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class A, Class C, Class K and Class Y shares of the Predecessor Fund received Class A, Class C, Class R6 and Class Y shares of the Fund, respectively.
The accompanying notes are an integral part of these financial statements.
10Victory Pioneer International Equity Fund | Annual | 11/30/25

Statements of Changes in Net Assets
	Year Ended 11/30/25	Year Ended 11/30/24
FROM OPERATIONS:
Net investment income (loss)	$21,125,063	$11,235,736
Net realized gain (loss) on investments	41,286,113	4,220,509
Change in net unrealized appreciation (depreciation) on investments	211,624,237	45,582,470
Net increase in net assets resulting from operations	$274,035,413	$61,038,715
DISTRIBUTIONS TO SHAREHOLDERS:
Class A* ($1.26 and $0.46 per share, respectively)	$(4,116,013)	$(1,496,084)
Class C* ($1.12 and $0.34 per share, respectively)	(253,643)	(80,426)
Class R6* ($1.36 and $0.56 per share, respectively)	(2,961,308)	(1,198,149)
Class Y* ($1.36 and $0.56 per share, respectively)	(43,619,168)	(8,578,850)
Total distributions to shareholders	$(50,950,132)	$(11,353,509)
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sales of shares	$707,192,783	$449,909,705
Reinvestment of distributions	50,751,634	11,263,632
Cost of shares repurchased	(319,675,457)	(129,146,415)
Net increase in net assets resulting from Fund share transactions	$438,268,960	$332,026,922
Net increase in net assets	$661,354,241	$381,712,128
NET ASSETS:
Beginning of year	$755,206,495	$373,494,367
End of year	$1,416,560,736	$755,206,495

*	Pioneer International Equity Fund (the “Predecessor Fund”) reorganized with the Fund effective May 2, 2025 (the “Reorganization”), during the annual reporting period. The Predecessor Fund is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class A, Class C, Class K and Class Y shares of the Predecessor Fund received Class A, Class C, Class R6 and Class Y shares of the Fund, respectively.
The accompanying notes are an integral part of these financial statements.
Victory Pioneer International Equity Fund | Annual | 11/30/2511

Statements of Changes in Net Assets
(continued)
	Year Ended 11/30/25 Shares	Year Ended 11/30/25 Amount	Year Ended 11/30/24 Shares	Year Ended 11/30/24 Amount
Class A*
Shares sold	457,995	$13,547,515	578,394	$15,358,603
Reinvestment of distributions	128,177	4,004,937	57,565	1,450,435
Less shares repurchased	(568,585)	(16,646,452)	(459,859)	(12,026,454)
Net increase	17,587	$906,000	176,100	$4,782,584
Class C*
Shares sold	36,878	$880,593	72,317	$1,563,862
Reinvestment of distributions	9,619	253,643	3,808	80,426
Less shares repurchased	(58,696)	(1,407,759)	(51,324)	(1,131,597)
Net increase (decrease)	(12,199)	$(273,523)	24,801	$512,691
Class R6*
Shares sold	378,451	$11,836,974	498,707	$12,966,564
Reinvestment of distributions	96,484	2,961,308	47,718	1,198,149
Less shares repurchased	(547,574)	(16,563,840)	(345,864)	(9,055,942)
Net increase (decrease)	(72,639)	$(1,765,558)	200,561	$5,108,771
Class Y*
Shares sold	21,759,794	$680,927,701	16,067,445	$420,020,676
Reinvestment of distributions	1,385,324	43,531,746	336,208	8,534,622
Less shares repurchased	(9,721,488)	(285,057,406)	(4,076,958)	(106,932,422)
Net increase	13,423,630	$439,402,041	12,326,695	$321,622,876

*	Pioneer International Equity Fund (the “Predecessor Fund”) reorganized with the Fund effective May 2, 2025 (the “Reorganization”), during the annual reporting period. The Predecessor Fund is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class A, Class C, Class K and Class Y shares of the Predecessor Fund received Class A, Class C, Class R6 and Class Y shares of the Fund, respectively.
The accompanying notes are an integral part of these financial statements.
12Victory Pioneer International Equity Fund | Annual | 11/30/25

Financial Highlights
	Year Ended 11/30/25	Year Ended 11/30/24	Year Ended 11/30/23	Year Ended 11/30/22	Year Ended 11/30/21
Class A*
Net asset value, beginning of period	$26.45	$23.66	$21.83	$24.49	$24.00
Increase (decrease) from investment operations:
Net investment income (loss) (a)	$0.60	$0.41	$0.41	$0.40	$0.54
Net realized and unrealized gain (loss) on investments	7.97	2.84	2.01	(2.11)	2.77
Net increase (decrease) from investment operations	$8.57	$3.25	$2.42	$(1.71)	$3.31
Distributions to shareholders:
Net investment income	$(0.25)	$(0.25)	$(0.43)	$(0.57)	$(0.05)
Net realized gain	(1.01)	(0.21)	(0.16)	(0.38)	(2.77)
Total distributions	$(1.26)	$(0.46)	$(0.59)	$(0.95)	$(2.82)
Net increase (decrease) in net asset value	$7.31	$2.79	$1.83	$(2.66)	$0.49
Net asset value, end of period	$33.76	$26.45	$23.66	$21.83	$24.49
Total return (b)	32.82%	13.87%	11.40%	(7.20)%(c)	13.66%
Ratio of net expenses to average net assets	1.13%	1.12%	1.10%	1.13%	1.15%
Ratio of net investment income (loss) to average net assets	2.03%	1.56%	1.79%	1.81%	1.96%
Portfolio turnover rate	58%	37%	38%	51%	62%
Net assets, end of period (in thousands)	$113,125	$88,167	$74,711	$67,134	$76,634
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
Total expenses to average net assets	1.14%	1.16%	1.30%	1.34%	1.40%
Net investment income (loss) to average net assets	2.02%	1.52%	1.59%	1.60%	1.71%
*	Pioneer International Equity Fund (the “Predecessor Fund”) reorganized with the Fund effective May 2, 2025 (the “Reorganization”), during the annual reporting period. The Predecessor Fund is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class A, Class C, Class K and Class Y shares of the Predecessor Fund received Class A, Class C, Class R6 and Class Y shares of the Fund, respectively.
(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.
(c)	The class action lawsuit did not have an impact on the total return.
The accompanying notes are an integral part of these financial statements.
Victory Pioneer International Equity Fund | Annual | 11/30/2513

Financial Highlights (continued)
	Year Ended 11/30/25	Year Ended 11/30/24	Year Ended 11/30/23	Year Ended 11/30/22	Year Ended 11/30/21
Class C*
Net asset value, beginning of period	$21.86	$19.65	$18.24	$20.61	$20.70
Increase (decrease) from investment operations:
Net investment income (loss) (a)	$0.31	$0.19	$0.19	$0.20	$0.28
Net realized and unrealized gain (loss) on investments	6.60	2.36	1.69	(1.79)	2.40
Net increase (decrease) from investment operations	$6.91	$2.55	$1.88	$(1.59)	$2.68
Distributions to shareholders:
Net investment income	$(0.11)	$(0.13)	$(0.31)	$(0.40)	$—
Net realized gain	(1.01)	(0.21)	(0.16)	(0.38)	(2.77)
Total distributions	$(1.12)	$(0.34)	$(0.47)	$(0.78)	$(2.77)
Net increase (decrease) in net asset value	$5.79	$2.21	$1.41	$(2.37)	$(0.09)
Net asset value, end of period	$27.65	$21.86	$19.65	$18.24	$20.61
Total return (b)	31.87%	13.05%	10.53%	(7.87)%(c)	12.79%
Ratio of net expenses to average net assets	1.85%	1.83%	1.90%	1.85%	1.94%
Ratio of net investment income (loss) to average net assets	1.29%	0.88%	1.00%	1.09%	1.18%
Portfolio turnover rate	58%	37%	38%	51%	62%
Net assets, end of period (in thousands)	$6,440	$5,359	$4,330	$3,892	$4,578
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
Total expenses to average net assets	1.85%	1.87%	2.10%	2.07%	2.15%
Net investment income (loss) to average net assets	1.29%	0.84%	0.80%	0.87%	0.97%
*	Pioneer International Equity Fund (the “Predecessor Fund”) reorganized with the Fund effective May 2, 2025 (the “Reorganization”), during the annual reporting period. The Predecessor Fund is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class A, Class C, Class K and Class Y shares of the Predecessor Fund received Class A, Class C, Class R6 and Class Y shares of the Fund, respectively.
(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.
(c)	The class action lawsuit did not have an impact on the total return.
The accompanying notes are an integral part of these financial statements.
14Victory Pioneer International Equity Fund | Annual | 11/30/25

	Year Ended 11/30/25	Year Ended 11/30/24	Year Ended 11/30/23	6/6/22* to 11/30/22
Class R6**
Net asset value, beginning of period	$26.53	$23.74	$21.90	$22.62
Increase (decrease) from investment operations:
Net investment income (loss) (a)	$0.71	$0.52	$0.50	$0.15
Net realized and unrealized gain (loss) on investments	7.99	2.83	2.02	(0.49)
Net increase (decrease) from investment operations	$8.70	$3.35	$2.52	$(0.34)
Distributions to shareholders:
Net investment income	$(0.35)	$(0.35)	$(0.52)	$—
Net realized gain	(1.01)	(0.21)	(0.16)	(0.38)
Total distributions	$(1.36)	$(0.56)	$(0.68)	$(0.38)
Net increase (decrease) in net asset value	$7.34	$2.79	$1.84	$(0.72)
Net asset value, end of period	$33.87	$26.53	$23.74	$21.90
Total return (b)	33.35%	14.27%	11.89%	(1.44)%(c)(d)
Ratio of net expenses to average net assets	0.74%	0.73%	0.69%	0.70%(e)
Ratio of net investment income (loss) to average net assets	2.39%	1.96%	2.14%	1.51%(e)
Portfolio turnover rate	58%	37%	38%	51%(d)
Net assets, end of period (in thousands)	$74,885	$60,593	$49,446	$31,305
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
Total expenses to average net assets	0.74%	0.77%	0.90%	0.99%(e)
Net investment income (loss) to average net assets	2.39%	1.92%	1.93%	1.22%(e)
*	Class K commenced operations on June 6, 2022.
**	Pioneer International Equity Fund (the “Predecessor Fund”) reorganized with the Fund effective May 2, 2025 (the “Reorganization”), during the annual reporting period. The Predecessor Fund is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class A, Class C, Class K and Class Y shares of the Predecessor Fund received Class A, Class C, Class R6 and Class Y shares of the Fund, respectively.
(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
(c)	The class action lawsuit did not have an impact on the total return.
(d)	Not annualized.
(e)	Annualized.
The accompanying notes are an integral part of these financial statements.
Victory Pioneer International Equity Fund | Annual | 11/30/2515

Financial Highlights (continued)
	Year Ended 11/30/25	Year Ended 11/30/24	Year Ended 11/30/23	Year Ended 11/30/22	Year Ended 11/30/21
Class Y*
Net asset value, beginning of period	$26.55	$23.75	$21.91	$24.58	$24.06
Increase (decrease) from investment operations:
Net investment income (loss) (a)	$0.69	$0.51	$0.42	$0.60	$0.66
Net realized and unrealized gain (loss) on investments	8.00	2.85	2.10	(2.20)	2.77
Net increase (decrease) from investment operations	$8.69	$3.36	$2.52	$(1.60)	$3.43
Distributions to shareholders:
Net investment income	$(0.35)	$(0.35)	$(0.52)	$(0.69)	$(0.14)
Net realized gain	(1.01)	(0.21)	(0.16)	(0.38)	(2.77)
Total distributions	$(1.36)	$(0.56)	$(0.68)	$(1.07)	$(2.91)
Net increase (decrease) in net asset value	$7.33	$2.80	$1.84	$(2.67)	$0.52
Net asset value, end of period	$33.88	$26.55	$23.75	$21.91	$24.58
Total return (b)	33.29%	14.31%	11.89%	(6.78)%(c)	14.19%
Ratio of net expenses to average net assets	0.74%	0.74%	0.70%	0.70%	0.70%
Ratio of net investment income (loss) to average net assets	2.34%	1.92%	1.79%	2.59%	2.40%
Portfolio turnover rate	58%	37%	38%	51%	62%
Net assets, end of period (in thousands)	$1,222,110	$601,088	$245,007	$23,087	$66,646
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
Total expenses to average net assets	0.86%	0.90%	0.99%	0.95%	0.92%
Net investment income (loss) to average net assets	2.22%	1.76%	1.50%	2.34%	2.18%
*	Pioneer International Equity Fund (the “Predecessor Fund”) reorganized with the Fund effective May 2, 2025 (the “Reorganization”), during the annual reporting period. The Predecessor Fund is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class A, Class C, Class K and Class Y shares of the Predecessor Fund received Class A, Class C, Class R6 and Class Y shares of the Fund, respectively.
(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
(c)	If the Fund had not recognized gains in the settlement of class action lawsuits during the year ended November 30, 2022, the total return would have been (6.83)%.
The accompanying notes are an integral part of these financial statements.
16Victory Pioneer International Equity Fund | Annual | 11/30/25

Notes to Financial Statements  |  11/30/25
1. Organization and Signiﬁcant Accounting Policies
Victory Pioneer International Equity Income Fund (the “Fund”) is one of 26 portfolios comprising Victory Portfolios IV (the "Trust"), a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and the Fund is a diversified, open-end management investment company. The Fund, which commenced operations on May 2, 2025, is the successor to Pioneer International Equity Fund (the “Predecessor Fund”) and, accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund. The Predecessor Fund transferred all of the net assets of Class A, Class C, Class K and Class Y shares in exchange for the Fund’s Class A, Class C, Class R6 and Class Y shares, respectively, on May 2, 2025 pursuant to an agreement and plan of reorganization (the “Reorganization”) which was approved by the shareholders of the Predecessor Fund on April 28, 2025. Accordingly, the Reorganization, which did not result in any federal income tax to the Predecessor Fund or its shareholders, had no effect on the Fund's operations. The investment objective of the Fund is long-term growth of capital.
The Fund offers four classes of shares designated as Class A, Class C, Class R6 and Class Y shares. Each class of shares represents an interest in the same portfolio of investments of the Fund and has identical rights (based on relative net asset values) to assets and liquidation proceeds. Share classes can bear different rates of class-specific fees and expenses such as transfer agent and distribution fees. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different dividends from net investment income earned by each class. The Second Amended and Restated Trust Instrument of the Fund gives the Board of Trustees the flexibility to specify either per-share voting or dollar-weighted voting when submitting matters for shareholder approval. Under per-share voting, each share of a class of the Fund is entitled to one vote. Under dollar-weighted voting, a shareholder’s voting power is determined not by the number of shares owned, but by the dollar value of the shares on the record date. Each share class has exclusive voting rights with respect to matters affecting only that class, including with respect to the distribution plan for that class. There is no distribution plan for Class R6 or Class Y shares.
Prior to April 1, 2025, Amundi Asset Management US, Inc., an indirect, wholly owned subsidiary of Amundi and Amundi’s wholly owned subsidiary, Amundi USA, Inc., served as the Fund’s investment adviser (“Amundi US”). Effective April 1, 2025, Victory Capital Management Inc.
Victory Pioneer International Equity Fund | Annual | 11/30/2517

(“Victory Capital” or the “Adviser”) serves as the Fund’s investment adviser (see Note 8). Prior to April 1, 2025, Amundi Distributor US, Inc., an affiliate of Amundi US, served as the Fund’s distributor. Effective April 1, 2025, Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the Fund pursuant to a Distribution Agreement between the Distributor and the Trust and receives no fee or other compensation for these services.
The Fund complies with Rule 18f-4 under the 1940 Act, which governs the use of derivatives by registered investment companies. Rule 18f-4 permits funds to enter into derivatives transactions (as defined in Rule 18f-4) and certain other transactions notwithstanding the restrictions on the issuance of “senior securities” under Section 18 of the 1940 Act. Rule 18f-4 requires a fund to establish and maintain a comprehensive derivatives risk management program, appoint a derivatives risk manager and comply with a relative or absolute limit on fund leverage risk calculated based on value-at-risk (“VaR”), unless the Fund uses derivatives in only a limited manner (a "limited derivatives user"). The Fund is currently a limited derivatives user for purposes of Rule 18f-4.
The Fund adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (ASU 2023-07) during the period. The Fund’s adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations. The management committee of the Adviser acts as the Fund’s Chief Operations Decision Maker (CODM), which assesses performance and allocates resources with respect to the Fund. The Fund’s operations constitute a single operating segment and therefore, a single reportable segment, because the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM manages the business activities using information of the Fund as a whole, and assesses performance of the Fund. The financial information provided to and reviewed by the CODM is the same as that presented within the Fund’s financial statements.
On December 14, 2023, the Financial Accounting Standards Board (FASB) issued ASU 2023-09, which establishes new income tax disclosure requirements and modifies or eliminates certain existing disclosure provisions. The amendments in this ASU are intended to address investor requests for more transparency about income tax information and to improve the effectiveness of income tax disclosures. ASU 2023-09 applies to all entities that are subject to ASC 740, Income Taxes. The ASU is effective for annual periods beginning after December 15, 2024. Management is currently evaluating the impact of ASU 2023-09 and does not believe it will have a material impact on the Fund’s financial statements.
18Victory Pioneer International Equity Fund | Annual | 11/30/25

The Fund is a series portfolio of a registered investment company and follows investment company accounting and reporting guidance under U.S. Generally Accepted Accounting Principles (“U.S. GAAP”). U.S. GAAP requires the management of the Fund to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the ﬁnancial statements, and the reported amounts of income, expenses and gain or loss on investments during the reporting period. Actual results could differ from those estimates.
The following is a summary of signiﬁcant accounting policies followed by the Fund in the preparation of its ﬁnancial statements:
A.	Security Valuation
The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange (“NYSE”) is open, as of the close of regular trading on the NYSE.
Equity securities that have traded on an exchange are valued by using the last sale price on the principal exchange where they are traded. Equity securities that have not traded on the date of valuation, or securities for which sale prices are not available, generally are valued using the mean between the last bid and asked prices or, if both last bid and asked prices are not available, at the last quoted bid price. Last sale and bid and asked prices are provided by independent third party pricing services. In the case of equity securities not traded on an exchange, prices are typically determined by independent third party pricing services using a variety of techniques and methods.
The principal exchanges and markets for non-U.S. equity securities have closing times prior to the close of the NYSE. However, the value of these securities may be influenced by changes in global markets occurring after the closing times of the local exchanges and markets up to the time the Fund determines its net asset value. Consequently, the Adviser uses a fair value model developed by an independent pricing service to value non-U.S. equity securities subject to oversight by the Board of Trustees. On a daily basis, the pricing service recommends changes, based on a proprietary model, to the closing market prices of each non-U.S. security held by the Fund to reflect the security’s fair value at the time the Fund determines its net asset value. These recommendations are applied in accordance with the Adviser’s (the valuation designee’s) procedures.
The value of foreign securities is converted into U.S. dollars based on foreign currency exchange rate quotations supplied by a third party pricing source.
Victory Pioneer International Equity Fund | Annual | 11/30/2519

Options contracts are generally valued at the mean between the last bid and ask prices on the principal exchange where they are traded. Over-the-counter (“OTC”) options and options on swaps (“swaptions”) are valued using prices supplied by independent pricing services, which consider such factors as market prices, market events, quotations from one or more brokers, Treasury spreads, yields, maturities and ratings, or may use a pricing matrix or other fair value methods or techniques to provide an estimated value of the security or instrument.
Forward foreign currency exchange contracts are valued daily using the foreign exchange rate or, for longer term forward contract positions, the spot currency rate and the forward points on a daily basis, in each case provided by a third party pricing service. Contracts whose forward settlement date falls between two quoted days are valued by interpolation.
Shares of open-end registered investment companies (including money market mutual funds) are valued at such Fund’s net asset value.
Securities for which independent pricing services or broker-dealers are unable to supply prices or for which market prices and/or quotations are not readily available or are considered to be unreliable are valued by a fair valuation team comprised of certain personnel of the Adviser. The Adviser is designated as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. The Adviser’s fair valuation team is responsible for monitoring developments that may impact fair valued securities.
Inputs used when applying fair value methods to value a security may include credit ratings, the financial condition of the company, current market conditions and comparable securities. The Adviser may use fair value methods if it is determined that a significant event has occurred after the close of the exchange or market on which the security trades and prior to the determination of the Fund’s net asset value. Examples of a significant event might include political or economic news, corporate restructurings, natural disasters, terrorist activity, tariffs, or trading halts. Thus, the valuation of the Fund’s securities may differ significantly from exchange prices, and such differences could be material.
B.	Investment Income and Transactions
Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-
20Victory Pioneer International Equity Fund | Annual | 11/30/25

dividend date in the exercise of reasonable diligence. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received.
Interest income, including interest on income-bearing cash accounts, is recorded on the accrual basis. Dividend and interest income are reported net of unrecoverable foreign taxes withheld at the applicable country rates and net of income accrued on defaulted securities.
Interest and dividend income payable by delivery of additional shares is reclassified as PIK (payment-in-kind) income upon receipt and is included in interest and dividend income, respectively.
Security transactions are recorded as of trade date. Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.
C.	Foreign Currency Translation
The books and records of the Fund are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.
Net realized gains and losses on foreign currency transactions, if any, represent, among other things, the net realized gains and losses on foreign currency exchange contracts, disposition of foreign currencies and the difference between the amount of income accrued and the U.S. dollars actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated from the effects of changes in the market prices of those securities on the Statement of Operations, but are included with the net realized and unrealized gain or loss on investments.
D.	Federal Income Taxes
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income and net realized capital gains, if any, to its shareholders. Therefore, no provision for federal income taxes is required. As of November 30, 2025, the Fund did not accrue any interest or penalties with respect to uncertain tax positions, which, if applicable, would be recorded as an income tax expense on the Statement of Operations. Tax returns filed within the prior three years remain subject to examination by federal and state tax authorities.
The amount and character of income and capital gain distributions to shareholders are determined in accordance with federal income tax rules,
Victory Pioneer International Equity Fund | Annual | 11/30/2521

which may differ from U.S. GAAP. Distributions in excess of net investment income or net realized gains are temporary over distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes. Capital accounts within the financial statements are adjusted for permanent book/tax differences to reflect tax character, but are not adjusted for temporary differences.
The tax character of distributions paid during the years ended November 30, 2025 and November 30, 2024, was as follows:
	2025	2024
Distributions paid from:
Ordinary income	$15,855,338	$8,280,271
Long-term capital gains	35,094,794	3,073,238
Total	$50,950,132	$11,353,509
The following shows the components of distributable earnings (losses) on a federal income tax basis at November 30, 2025:
2025
Distributable earnings/(losses):
Undistributed ordinary income	$26,023,060
Net unrealized appreciation	272,180,657
Total	$298,203,717
The difference between book basis and tax basis unrealized appreciation is attributable to the tax deferral of losses on wash sales, and the mark-to-market of passive foreign investment companies.
E.	Fund Shares
The Fund records sales and repurchases of its shares as of trade date. Amundi Distributors US, Inc., the Predecessor Fund’s distributor, and the Distributor earned $8,079 in underwriting commissions on the sale of Class A shares during the year ended November 30, 2025.
F.	Class Allocations
Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on its respective percentage of adjusted net assets at the beginning of the day.
Distribution fees are calculated based on the average daily net asset value attributable to Class A and Class C shares of the Fund, respectively (see Note 5). Class R6 and Class Y shares do not pay distribution fees. All expenses and fees paid to the Fund’s transfer agent
22Victory Pioneer International Equity Fund | Annual | 11/30/25

for its services are allocated among the classes of shares based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 4).
Distributions to shareholders are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner and at the same time, except that net investment income dividends to Class A, Class C, Class R6 and Class Y shares can reflect different transfer agent and distribution expense rates.
G.	Risks
The value of securities held by the Fund may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic, political or regulatory conditions, recessions, the spread of infectious illness or other public health issues, inflation, changes in interest rates, armed conflict such as between Russia and Ukraine or in the Middle East, sanctions against Russia, other nations or individuals or companies and possible countermeasures, lack of liquidity in the bond markets or adverse investor sentiment. In the past several years, financial markets have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty. These conditions may continue, recur, worsen or spread. Inflation and interest rates may increase. These circumstances could adversely affect the value and liquidity of the Fund’s investments and negatively impact the Fund’s performance.
Some sectors of the economy and individual issuers have experienced or may experience particularly large losses. Periods of extreme volatility in the financial markets, reduced liquidity of many instruments, increased government debt, inflation, and disruptions to supply chains, consumer demand and employee availability, may continue for some time. Following the commencement of the conflict in Ukraine, Russian securities lost all, or nearly all, their market value. Other securities or markets could be similarly affected by past or future political, geopolitical or other events or conditions.
Governments and central banks, including the U.S. Federal Reserve, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. These actions have resulted in significant expansion of public debt, including in the U.S. The consequences of high public debt, including its future impact on the economy and securities markets, may not be known for some time.
The U.S. and other countries are periodically involved in disputes over trade and other matters, which may result in tariffs, investment
Victory Pioneer International Equity Fund | Annual | 11/30/2523

restrictions and adverse impacts on affected companies and securities. For example, the U.S. has imposed tariffs and other trade barriers on Chinese exports, has restricted sales of certain categories of goods to China, and has established barriers to investments in China. Trade disputes may adversely affect the economies of the U.S. and its trading partners, as well as companies directly or indirectly affected and financial markets generally. If the political climate between the U.S. and China does not improve or continues to deteriorate, China enters into military conflict with Taiwan, the Philippines or another neighbor, or other geopolitical conflicts develop or get worse, economies, markets and individual securities may be severely affected both regionally and globally, and the value of the Fund’s assets may go down.
At times, the Fund’s investments may represent industries or industry sectors that are interrelated or have common risks, making the Fund more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.
Normally, the Fund invests at least 80% of its total assets in equity securities of non-U.S. issuers. The Fund’s investments in foreign markets and countries with limited developing markets may subject the Fund to a greater degree of risk than investments in a developed market. These risks include disruptive political or economic conditions, military conflicts and sanctions, terrorism, sustained economic downturns, financial instability, reduction of government or central bank support, inadequate accounting standards, tariffs, tax disputes or other tax burdens, nationalization or expropriation of assets, and the imposition of adverse governmental laws, arbitrary application of laws and regulations or lack of rule of law, or currency exchange restrictions. Lack of information and less market regulation also may affect the value of these securities. Withholding and other non-U.S. taxes may decrease the Fund’s return. Non-U.S. issuers may be located in parts of the world that have historically been prone to natural disasters. Investing in depositary receipts is subject to many of the same risks as investing directly in non-U.S. issuers. Depositary receipts may involve higher expenses and may trade at a discount (or premium) to the underlying security.
In response to the military conflict in Ukraine commencing in 2022, the United States and other countries issued broad-ranging economic sanctions against Russia and Belarus and certain companies and individuals. Since then, Russian securities lost all, or nearly all, their market value, and many other issuers, securities and markets have been adversely affected. The United States and other countries may impose sanctions on other countries, companies and individuals in light of
24Victory Pioneer International Equity Fund | Annual | 11/30/25

Russia’s military invasion. The extent and duration of the military action or future escalation of such hostilities, the extent and impact of existing and future sanctions, market disruptions and volatility, and the result of any diplomatic negotiations cannot be predicted. These and any related events could have a significant impact on the value and liquidity of certain Fund investments, on Fund performance and the value of an investment in the Fund, particularly with respect to securities and commodities, such as oil, natural gas and food commodities, as well as other sectors with exposure to Russian issuers or issuers in other countries affected by the invasion, and are likely to have collateral impacts on market sectors globally.
To the extent that the Fund invests from time to time more than 25% of its assets in issuers organized or located in a particular geographic region, including but not limited to issuers organized or located in Japan or Europe or in securities quoted or denominated in the Japanese yen, the British pound and the euro, the Fund may be particularly affected by adverse securities markets, exchange rates and social, political, regulatory or economic events which may occur in those countries or regions. The Japanese economy is highly dependent upon international trade, particularly with the United States and other Asian countries. Because of its trade dependence, the Japanese economy is particularly exposed to the risks of currency fluctuation, foreign trade policy and regional and global economic disruption. In addition, the Japanese economy has been adversely affected by certain structural issues, including an aging population, an unstable financial sector, substantial government deficits, and natural and environmental disasters.
With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security and related risks. While the Adviser has established business continuity plans in the event of, and risk management systems to prevent, limit or mitigate, such cyber-attacks, there are inherent limitations in such plans and systems, including the possibility that certain risks have not been identified. Furthermore, the Fund cannot control the cybersecurity plans and systems put in place by service providers to the Fund such as the Fund’s custodian and accounting agent, and the Fund’s transfer agent. In addition, many beneficial owners of Fund shares hold them through accounts at broker-dealers, retirement platforms and other financial market participants over which neither the Fund nor the Adviser exercises control. Each of these intermediaries may in turn rely on their service providers, which are also subject to the risk of cyber-attacks. Cybersecurity failures or breaches at the Adviser, service providers or intermediaries may cause disruptions and impact business operations.
Victory Pioneer International Equity Fund | Annual | 11/30/2525

This may cause financial losses; interference with the Fund’s ability to calculate its net asset value; impediments to trading; the inability of Fund shareholders to effect share purchases; redemptions or exchanges or receive distributions; loss of or unauthorized access to private shareholder information; and violations of applicable privacy; and other laws, regulatory fines, penalties, reputational damage, or additional compliance costs. Such costs and losses may not be covered under any insurance. In addition, maintaining vigilance against cyber-attacks may involve substantial costs over time, and system enhancements may themselves be subject to cyber-attacks.
The Fund’s prospectus contains unaudited information regarding the Fund’s principal risks. Please refer to that document when considering the Fund’s principal risks.
H.	Restricted Securities
Restricted Securities are subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933. Private placement securities are generally considered to be restricted except for those securities traded between qualiﬁed institutional investors under the provisions of Rule 144A of the Securities Act of 1933.
I.	Forward Foreign Currency Exchange Contracts
The Fund entered into forward foreign currency exchange contracts (“contracts”) for the purchase or sale of a specific foreign currency at a fixed price on a future date. All contracts are marked-to-market daily at the applicable exchange rates, and any resulting unrealized appreciation or depreciation is recorded in the Fund’s financial statements. The Fund records realized gains and losses at the time a contract is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar (see Note 7).
During the year ended November 30, 2025, the Fund had entered into various forward foreign currency exchange contracts that obligated the Fund to deliver or take delivery of currencies at specified future maturity dates. Alternatively, prior to the settlement date of a forward foreign currency exchange contract, the Fund may close out such contract by entering into an offsetting contract.
26Victory Pioneer International Equity Fund | Annual | 11/30/25

The average market value of forward foreign currency exchange contracts open during the year ended November 30, 2025 was $850,672 for sells. There were no open forward foreign currency exchange contracts outstanding at November 30, 2025.
J.	Futures Contracts
The Fund may enter into futures transactions in order to attempt to hedge against changes in interest rates, securities prices and currency exchange rates or to seek to increase total return. Futures contracts are types of derivatives.
All futures contracts entered into by the Fund are traded on a futures exchange. Upon entering into a futures contract, the Fund is required to deposit with a broker an amount of cash or securities equal to the minimum “initial margin” requirements of the associated futures exchange. The amount of cash deposited with the broker as collateral at November 30, 2025 is recorded as “Futures collateral” on the Statement of Assets and Liabilities.
Subsequent payments for futures contracts (“variation margin”) are paid or received by the Fund, depending on the daily fluctuation in the value of the contracts, and are recorded by the Fund as unrealized appreciation or depreciation. Cash received from or paid to the broker related to previous margin movement is held in a segregated account at the broker and is recorded as either “Due from broker for futures” or “Due to broker for futures” on the Statement of Assets and Liabilities. When the contract is closed, the Fund realizes a gain or loss equal to the difference between the opening and closing value of the contract as well as any fluctuation in foreign currency exchange rates where applicable. Futures contracts are subject to market risk, interest rate risk and currency exchange rate risk. Changes in value of the contracts may not directly correlate to the changes in value of the underlying securities. With futures, there is reduced counterparty credit risk to the Fund since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.
The average notional values of long position and short position futures contracts during the year ended November 30, 2025 were $0* and $0*, respectively. There were no open futures contracts outstanding at November 30, 2025.
* The balance at each quarter end was zero.
Victory Pioneer International Equity Fund | Annual | 11/30/2527

2. Investment Advisory Agreement
The Adviser manages the Fund’s portfolio. Management fees payable under the Fund’s Investment Advisory Agreement with the Adviser are calculated daily and paid monthly at the annual rate of 0.65% of the Fund’s average daily net assets up to $1 billion and 0.60% of the Fund’s average daily net assets over $1 billion. Prior to the Reorganization, Amundi Asset Management US, Inc. (“Amundi US”) served as the investment adviser of the Predecessor Fund. Under an investment management agreement with Amundi US, the Predecessor Fund paid management fees at the annual rate 0.65% of the Fund’s average daily net assets up to $1 billion and 0.60% of the Fund’s average daily net assets over $1 billion. For the year ended November 30, 2025, the effective management fee (excluding waivers and/or assumption of expenses) was equivalent to 0.65% of the Fund’s average daily net assets.
Effective April 1, 2025, the Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual fund operating expenses (excluding certain items such as interest, taxes, and brokerage commissions) do not exceed 1.12%, 1.83%, 0.73%, and 0.74% of the Fund’s Class A, Class C, Class R6, and Class Y shares, respectively. These expense limitations are in effect through April 1, 2028. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to two years after the date of the waiver or reimbursement, subject to the lesser of any operating expense limits in effect at the time of (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. This agreement may only be terminated by the Fund's Board of Trustees.
Prior to the Reorganization, Amundi US contractually agreed to limit ordinary operating expenses (ordinary operating expenses means all fund expenses other than taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses, such as litigation) to the extent required to reduce Fund expenses to 1.15%, 2.15%, 0.75% and 0.75%, of the average daily net assets attributable to Class A, Class C, Class K and Class Y shares, respectively. Fees waived and expenses reimbursed during the year ended November 30, 2025 are reflected on the Statement of Operations.
In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund as administrative reimbursements. Reflected on the Statement of Assets and Liabilities is $1,182,121 in management fees payable to the Adviser at November 30, 2025.
28Victory Pioneer International Equity Fund | Annual | 11/30/25

Effective April 1, 2025, Victory Capital also serves as the Fund’s administrator and fund accountant. Under the Administration and Fund Accounting Agreement, Victory Capital is paid an administration and servicing fee based on a percentage of the average daily net assets of the Fund. The tiered rates at which Victory Capital is paid by the Fund are shown in the table below:
Net Assets
Up to $15 billion	$15 billion to $30 billion	$30 billion to $85 billion	In excess of $85 billion
0.08%	0.05%	0.04%	0.03%
Amounts incurred for the year ended November 30, 2025, are reflected on the Statement of Operations in Administration expenses.
Bank of New York Mellon (“BNY”) acts as sub-administrator and sub-fund accountant to the Fund pursuant to a Sub-Administration and Sub-Fund Accounting Services Agreement between Victory Capital and BNY. Victory Capital pays BNY a fee for providing these services.
The Fund reimburses Victory Capital and BNY for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the year ended November 30, 2025, are reflected on the Statement of Operations as Administration expenses.
3. Compensation of Officers and Trustees
The Fund pays an annual fee to its Trustees. Except for the chief compliance officer, the Fund does not pay any salary or other compensation to its officers. The Fund pays a portion of the chief compliance officer’s compensation for his services as the Fund’s chief compliance officer. The Adviser pays the remaining portion of the chief compliance officer’s compensation. For the year ended November 30, 2025, the Fund and the Predecessor Fund paid $35,716 in Officers’ and Trustees’ compensation, which is reflected on the Statement of Operations as Officers’ and Trustees’ fees. At November 30, 2025, on its Statement of Assets and Liabilities, the Fund had a payable for Trustees’ fees of $6,208 and a payable for administrative expenses of $48,559, which includes the payable for Officers’ compensation.
4. Transfer Agent
BNY Mellon Investment Servicing (US) Inc. serves as the transfer agent to the Fund at negotiated rates. Transfer agent fees and payables shown on the Statement of Operations and the Statement of Assets and Liabilities,
Victory Pioneer International Equity Fund | Annual | 11/30/2529

respectively, include sub-transfer agent expenses incurred through the Fund and Predecessor Fund’s omnibus relationship contracts.
In addition, during the periods covered by the financial statements the Fund reimbursed the transfer agent for out-of-pocket expenses incurred by the transfer agent related to shareholder communications activities such as proxy and statement mailings, and outgoing phone calls. For the year ended November 30, 2025, such out-of-pocket expenses by class of shares were as follows:
Shareholder Communications:
Class A	$36,037
Class C	2,212
Class R6	761
Class Y	56,841
Total	$95,851
5. Distribution Plan
The Fund has adopted a distribution plan (the “Plan”) pursuant to Rule 12b-1 of the 1940 Act with respect to its Class A and Class C shares. Pursuant to the Plan, the Fund pays the Distributor 0.25% of the average daily net assets attributable to Class A shares as compensation for personal services and/or account maintenance services or distribution services with regard to Class A shares. Pursuant to the Plan, the Fund also pays the Distributor 1.00% of the average daily net assets attributable to Class C shares. The fee for Class C shares consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class C shares. Reflected on the Statement of Assets and Liabilities is $14,891 in distribution fees payable to the Distributor at November 30, 2025.
In addition, redemptions of Class A and Class C shares may be subject to a contingent deferred sales charge (“CDSC”). A CDSC of 0.75% may be imposed on redemptions of certain net asset value purchases of Class A shares within 18 months of purchase. Redemptions of Class C shares within 12 months of purchase are subject to a CDSC of 1.00%, based on the lower of cost or market value of shares being redeemed. Shares purchased as part of an exchange remain subject to any CDSC that applied to the original purchase of those shares. There is no CDSC for Class Y shares. Proceeds from the CDSCs are paid to the Distributor. For the year ended November 30, 2025, CDSCs in the amount of $1,667 were paid to Amundi Distributor US, Inc, the Predecessor Fund’s distributor, or the Distributor.
30Victory Pioneer International Equity Fund | Annual | 11/30/25

6. Line of Credit Facility
During the periods covered by these financial statements, the Fund participated in a committed, unsecured revolving line of credit (“credit facility”). Borrowings were used solely for temporary or emergency purposes. Under the credit facility, the Fund was permitted to borrow up to the lesser of the amount available under the credit facility or the limits set for borrowing by the Fund’s prospectus and the 1940 Act. The Fund participated in a credit facility in the amount of $250 million. The commitment fee with respect to the credit facility was 0.20% of the daily unused portion of each lender’s commitment. For the year ended November 30, 2025, the Fund had no borrowings under the credit facility.
7. Additional Disclosures about Derivative Instruments and Hedging Activities
The Fund’s use of derivatives may enhance or mitigate the Fund’s exposure to the following risks:
Interest rate risk relates to the ﬂuctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.
Credit risk relates to the ability of the issuer of a ﬁnancial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Foreign exchange rate risk relates to ﬂuctuations in the value of an asset or liability due to changes in currency exchange rates.
Equity risk relates to the ﬂuctuations in the value of ﬁnancial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange rate risk), whether caused by factors speciﬁc to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.
Commodity risk relates to the risk that the value of a commodity or commodity index will ﬂuctuate based on increases or decreases in the commodities market and factors speciﬁc to a particular industry or commodity.
Victory Pioneer International Equity Fund | Annual | 11/30/2531

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure at November 30, 2025 was as follows:
Statement of Operations	Interest Rate Risk	Credit Risk	Foreign Exchange Rate Risk	Equity Risk	Commodity Risk
Net Realized Gain (Loss) on
Futures contracts	$—	$—	$—	$(3,010)	$—
Forward foreign currency exchange contracts	—	—	(55,790)	—	—
Total Value	$—	$—	$(55,790)	$(3,010)	$—
8. Reorganization
On April 1, 2025 (the “Closing Date”), the Predecessor Fund was reorganized with the Fund (the “Reorganization”). Under the terms of an Agreement and Plan of Reorganization, the Predecessor Fund transferred all of its assets and liabilities (other than certain securities that were subject to restriction on transfer) in exchange for shares of the Fund equal in value to those assets and liabilities. The Reorganization was structured so that the transfer of assets and liabilities did not result in federal tax liability to the Predecessor Fund or its shareholders. Shareholders holding Class A, Class C, Class K and Class Y shares of the Predecessor Fund received Class A, Class C, Class R6 and Class Y shares of the Fund, respectively, in the Reorganization. The investment portfolio of the Predecessor Fund, with an aggregate value of $816,108,135 and an identified cost of $716,828,109 at April 1, 2025, was the principal asset acquired by the Fund. The Predecessor Fund was the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund's performance and financial history have become the performance and financial history of the Fund.
9. Subsequent Event.
On September 30, 2025, the Board upon the recommendation of the Adviser, approved a change in the Fund's custodian, sub-administrator,sub-fund accountant, and transfer agent to be effective at the close of business on or about February 6, 2026 (the “Effective Date”). After the Effective Date, Citibank, N.A. will serve as the custodian of the Fund, Citi Fund Services Ohio, Inc. will serve as sub-administrator and sub-fund accountant of the Fund and FIS Investor Services LLC will serve as transfer agent of the Fund.
32Victory Pioneer International Equity Fund | Annual | 11/30/25

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Victory Portfolios IV (formerly Pioneer Series Trust VIII) and the Shareholders of Victory Pioneer International Equity Fund (formerly Pioneer International Equity Fund):

Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Victory Pioneer International Equity Fund (formerly Pioneer International Equity Fund) (the “Fund”) (one of the funds constituting Victory Portfolios IV) (formerly Pioneer Series Trust VIII), including the schedule of investments, as of November 30, 2025, the related statement of operations for the year then ended, statements of changes in net assets and financial highlights for each of the two years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of November 30, 2025, and the results of its operations for the year then ended, and the changes in its net assets and financial highlights for each of the two years in the period then ended in conformity with accounting principles generally accepted in the United States of America. The financial highlights for the years ended November 30, 2023, 2022, and 2021 were audited by other auditors. Those auditors expressed an unqualified opinion on those financial statements and financial highlights in their report dated January 29, 2024.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are
Victory Pioneer International Equity Fund | Annual | 11/30/2533

required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of November 30, 2025, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.
DELOITTE & TOUCHE LLP
Boston, Massachusetts
January 26, 2026
We have served as the auditor of one or more of the Pioneer investment companies since 2024.
34Victory Pioneer International Equity Fund | Annual | 11/30/25

Additional Information (unaudited)
For the year ended November 30, 2025, certain dividends paid by the Fund may be subject to a maximum tax rate of 20%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act (the Act) of 2003. The Fund intends to designate up to the maximum amount of such dividends allowable under the Act, as taxed at a maximum rate of 20%. Complete information will be computed and reported in conjunction with your 2025 Form 1099-DIV.
The Fund designated $35,094,794 as long-term capital gains distributions during the year ended November 30, 2025. Distributable long-term gains are based on net realized long-term gains determined on a tax basis and may differ from such amounts for financial reporting purposes.
The qualifying percentage of the Fund’s ordinary income dividends for the purpose of the corporate dividends received deduction was 0.00%.
For the fiscal year ended November 30, 2025, the Fund elected to pass through foreign tax credits of $3,000,857 and recognized foreign source income of $30,357,477.
Results of Special Shareholder Meeting
A Special Shareholder Meeting of Pioneer International Equity Fund was held on March 27, 2025, which reconvened on April 30, 2025, to approve an Agreement and Plan of Reorganization pursuant to which Pioneer International Equity Fund reorganized into Victory Pioneer International Equity Fund.
The voting results were as follows:
Fund	Total Voted	Votes For	Votes Against	Votes Abstained
Pioneer International Equity Fund	15,315,828	13,308,230	296,257	1,711,341
Victory Pioneer International Equity Fund | Annual | 11/30/2535

How to Contact Victory Capital
We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.
Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms
1-800-225-6292
Visit our web site: vcm.com
This report must be preceded or accompanied by a prospectus.
The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the Commission’s web site at https://sec.gov.

Victory Capital Management, Inc.
60 State Street
Boston, MA 02109
vcm.com
Securities offered through Victory Capital Services, Inc.
60 State Street, Boston, MA 02109
Underwriter of Victory Funds, Member SIPC
© 2025 Victory Capital Management, Inc. 19448-AFR-0126

Victory Pioneer Select Mid Cap Growth Fund*
(successor to Pioneer Select Mid Cap Growth Fund)*
Annual: Full Financials | November 30, 2025
* Effective April 1, 2025, during the annual reporting period covered by this report, Pioneer Select Mid Cap Growth Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Select Mid Cap Growth Fund (the “Reorganization”). The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of Victory Pioneer Select Mid Cap Growth Fund.

visit us: vcm.com

Victory Pioneer Select Mid Cap Growth Fund | Annual | 11/30/251

Schedule of Investments  |  11/30/25
Shares		Value
	UNAFFILIATED ISSUERS — 100.1%
	Common Stocks — 99.5% of Net Assets
	Aerospace & Defense — 3.0%
45,415(a)	Axon Enterprise, Inc.	$ 24,530,458
68,918	BWX Technologies, Inc.	12,328,052
170,211(a)	Tkms AG& Co. KGaA	12,946,409
	Total Aerospace & Defense	$49,804,919

	Biotechnology — 7.1%
40,143(a)	Alnylam Pharmaceuticals, Inc.	$ 18,113,726
172,802(a)	Insmed, Inc.	35,903,072
164,431(a)	Natera, Inc.	39,267,767
482,756(a)	Vaxcyte, Inc.	23,949,525
	Total Biotechnology	$117,234,090

	Broadline Retail — 0.9%
116,105(a)	Ollie's Bargain Outlet Holdings, Inc.	$ 14,293,687
	Total Broadline Retail	$14,293,687

	Building Products — 0.9%
137,696(a)	Builders FirstSource, Inc.	$ 15,453,622
	Total Building Products	$15,453,622

	Capital Markets — 8.8%
87,257	Evercore, Inc., Class A	$ 27,928,348
502,630	Marex Group Plc	17,486,498
334,961(a)	Miami International Holdings, Inc.	15,277,571
39,016	MSCI, Inc.	21,994,099
235,175(a)	Robinhood Markets, Inc., Class A	30,217,636
193,065	StepStone Group, Inc., Class A	12,193,985
189,708	Tradeweb Markets, Inc., Class A	20,651,613
	Total Capital Markets	$145,749,750

	Communications Equipment — 0.4%
19,267	Motorola Solutions, Inc.	$ 7,122,625
	Total Communications Equipment	$7,122,625

	Consumer Finance — 0.3%
144,798(a)	Figure Technology Solutions, Inc., Class A	$ 5,247,480
	Total Consumer Finance	$5,247,480

	Consumer Staples Distribution & Retail — 0.9%
163,089(a)	BJ’s Wholesale Club Holdings, Inc.	$ 14,552,431
	Total Consumer Staples Distribution & Retail	$14,552,431

	Electric Utilities — 2.4%
235,991	NRG Energy, Inc.	$ 39,998,115
	Total Electric Utilities	$39,998,115

The accompanying notes are an integral part of these financial statements.
2Victory Pioneer Select Mid Cap Growth Fund | Annual | 11/30/25

Shares		Value
	Electrical Equipment — 8.5%
102,879(a)	Generac Holdings, Inc.	$ 15,599,543
137,026	Regal Rexnord Corp.	20,004,426
377,035(a)	Siemens Energy AG	50,442,892
302,318	Vertiv Holdings Co., Class A	54,335,614
	Total Electrical Equipment	$140,382,475

	Electronic Equipment, Instruments & Components — 4.1%
191,992	Amphenol Corp., Class A	$ 27,051,673
375,213(a)	Flex, Ltd.	22,178,840
171,165(a)	Novanta, Inc.	19,454,614
	Total Electronic Equipment, Instruments & Components	$68,685,127

	Entertainment — 3.1%
259,355(a)	ROBLOX Corp., Class A	$ 24,646,505
45,433(a)	Spotify Technology S.A.	27,208,461
	Total Entertainment	$51,854,966

	Ground Transportation — 1.4%
518,953(a)	Lyft, Inc., Class A	$ 10,913,582
43,920(a)	Saia, Inc.	12,366,115
	Total Ground Transportation	$23,279,697

	Health Care Equipment & Supplies — 3.5%
69,678(a)	Insulet Corp.	$ 22,797,945
50,213(a)	Penumbra, Inc.	14,720,945
77,874	ResMed, Inc.	19,922,505
	Total Health Care Equipment & Supplies	$57,441,395

	Health Care Providers & Services — 3.4%
129,494(a)	Guardant Health, Inc.	$ 14,039,740
47,626	McKesson Corp.	41,964,221
	Total Health Care Providers & Services	$56,003,961

	Health Care Technology — 1.4%
92,945(a)	Veeva Systems, Inc., Class A	$ 22,333,754
	Total Health Care Technology	$22,333,754

	Hotels, Restaurants & Leisure — 9.9%
382,413(a)	Chipotle Mexican Grill, Inc.	$ 13,200,897
69,150(a)	DoorDash, Inc., Class A	13,717,286
269,753(a)	DraftKings, Inc., Class A	8,945,009
973,068(a)	Genius Sports, Ltd.	9,798,795
98,389	Marriott International, Inc., Class A	29,987,983
205,297(a)	Planet Fitness, Inc., Class A	22,987,105
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Select Mid Cap Growth Fund | Annual | 11/30/253

Schedule of Investments  |  11/30/25 (continued)
Shares		Value
	Hotels, Restaurants & Leisure — (continued)
140,491	Royal Caribbean Cruises, Ltd.	$ 37,405,729
412,040(a)	Viking Holdings, Ltd.	27,516,031
	Total Hotels, Restaurants & Leisure	$163,558,835

	Household Durables — 1.5%
53,316(a)	TopBuild Corp.	$ 24,125,490
	Total Household Durables	$24,125,490

	Independent Power and Renewable Electricity Producers — 0.8%
34,058(a)	Talen Energy Corp.	$ 13,428,048
	Total Independent Power and Renewable Electricity Producers	$13,428,048

	Interactive Media & Services — 0.6%
394,609(a)	Pinterest, Inc., Class A	$ 10,307,187
	Total Interactive Media & Services	$10,307,187

	IT Services — 5.1%
280,899(a)	Cloudflare, Inc., Class A	$ 56,238,789
86,009(a)	MongoDB, Inc.	28,586,811
	Total IT Services	$84,825,600

	Life Sciences Tools & Services — 1.6%
70,066	Agilent Technologies, Inc.	$ 10,755,131
92,248(a)	Repligen Corp.	15,776,253
	Total Life Sciences Tools & Services	$26,531,384

	Media — 0.4%
148,617(a)	Trade Desk, Inc., Class A	$ 5,879,288
	Total Media	$5,879,288

	Metals & Mining — 0.9%
1,297,071	thyssenkrupp AG	$ 14,162,580
	Total Metals & Mining	$14,162,580

	Oil, Gas & Consumable Fuels — 3.2%
706,919(a)	Comstock Resources, Inc.	$ 18,987,844
88,604	Expand Energy Corp.	10,803,486
145,587	HF Sinclair Corp.	7,703,008
267,754	Williams Cos., Inc.	16,314,251
	Total Oil, Gas & Consumable Fuels	$53,808,589

	Pharmaceuticals — 1.1%
669,583(a)	Edgewise Therapeutics, Inc.	$ 17,435,941
	Total Pharmaceuticals	$17,435,941

The accompanying notes are an integral part of these financial statements.
4Victory Pioneer Select Mid Cap Growth Fund | Annual | 11/30/25

Shares		Value
	Professional Services — 1.9%
72,169	Thomson Reuters Corp.	$ 9,773,848
97,274	Verisk Analytics, Inc.	21,893,459
	Total Professional Services	$31,667,307

	Semiconductors & Semiconductor Equipment — 4.9%
169,667(a)	Advanced Micro Devices, Inc.	$ 36,907,663
48,669(a)	Astera Labs, Inc.	7,668,774
150,097(a)	Credo Technology Group Holding, Ltd.	26,657,227
111,659	Marvell Technology, Inc.	9,982,315
	Total Semiconductors & Semiconductor Equipment	$81,215,979

	Software — 7.1%
52,618(a)	AppLovin Corp., Class A	$ 31,543,439
268,893(a)	Datadog, Inc., Class A	43,025,569
31,460(a)	HubSpot, Inc.	11,555,887
37,900(a)	Monday.com, Ltd.	5,452,294
174,351(a)	Procore Technologies, Inc.	12,912,435
358,492(a)	Samsara, Inc., Class A	13,633,451
	Total Software	$118,123,075

	Specialized REITs — 0.7%
131,749	Iron Mountain, Inc.	$ 11,376,526
	Total Specialized REITs	$11,376,526

	Specialty Retail — 3.4%
4,706(a)	AutoZone, Inc.	$ 18,609,077
119,675	Ross Stores, Inc.	21,105,883
305,204	Tractor Supply Co.	16,719,075
	Total Specialty Retail	$56,434,035

	Technology Hardware, Storage & Peripherals — 4.0%
135,365(a)	Sandisk Corp.	$ 30,224,297
224,970	Western Digital Corp.	36,744,350
	Total Technology Hardware, Storage & Peripherals	$66,968,647

	Textiles, Apparel & Luxury Goods — 0.5%
205,148(a)	Birkenstock Holding Plc	$ 8,889,063
	Total Textiles, Apparel & Luxury Goods	$8,889,063

	Trading Companies & Distributors — 1.8%
32,002	WW Grainger, Inc.	$ 30,358,057
	Total Trading Companies & Distributors	$30,358,057

	Total Common Stocks (Cost $976,065,442)	$1,648,533,725

The accompanying notes are an integral part of these financial statements.
Victory Pioneer Select Mid Cap Growth Fund | Annual | 11/30/255

Schedule of Investments  |  11/30/25 (continued)
Shares		Value

	SHORT TERM INVESTMENTS — 0.6% of Net Assets
	Open-End Fund — 0.6%
9,791,382(b)	Dreyfus Government Cash Management, Institutional Shares, 3.86%	$ 9,791,382
		$9,791,382

	TOTAL SHORT TERM INVESTMENTS (Cost $9,791,382)	$9,791,382

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 100.1% (Cost $985,856,824)	$1,658,325,107
	OTHER ASSETS AND LIABILITIES — (0.1)%	$(1,222,727)
	net assets — 100.0%	$1,657,102,380

REIT	Real Estate Investment Trust.
(a)	Non-income producing security.
(b)	Rate periodically changes. Rate disclosed is the 7-day yield at November 30, 2025.
Purchases and sales of securities (excluding short-term investments and all derivative contracts except for options purchased) for the year ended November 30, 2025, aggregated $967,767,332 and $1,156,765,035, respectively.
At November 30, 2025, the net unrealized appreciation on investments based on cost for federal tax purposes of $1,020,082,946 was as follows:
Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$713,023,795
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(74,781,622)
Net unrealized appreciation	$638,242,173
The accompanying notes are an integral part of these financial statements.
6Victory Pioneer Select Mid Cap Growth Fund | Annual | 11/30/25

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.). See Notes to Financial Statements — Note 1A.
Level 3	–	significant unobservable inputs (including the Adviser’s own assumptions in determining fair value of investments). See Notes to Financial Statements — Note 1A.
The following is a summary of the inputs used as of November 30, 2025 in valuing the Fund’s investments:
	Level 1	Level 2	Level 3	Total
Common Stocks
Metals & Mining	$—	$14,162,580	$—	$14,162,580
All Other Common Stocks	1,634,371,145	—	—	1,634,371,145
Open-End Fund	9,791,382	—	—	9,791,382
Total Investments in Securities	$1,644,162,527	$14,162,580	$—	$1,658,325,107
During the year ended November 30, 2025, there were no transfers in or out of Level 3.
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Select Mid Cap Growth Fund | Annual | 11/30/257

Statement of Assets and Liabilities  |  11/30/25
ASSETS:
Investments in unaffiliated issuers, at value (cost $985,856,824)	$1,658,325,107
Foreign currencies, at value (cost $1,664)	1,676
Receivables —
Fund shares sold	263,066
Dividends	758,373
Due from the Adviser	3,893
Other assets	29,748
Total assets	$1,659,381,863
LIABILITIES:
Payables —
Fund shares repurchased	$819,540
Trustees’ fees	10,477
Transfer agent fees	158,719
Registration fees	78,169
Management fees	890,294
Administrative expenses	76,232
Distribution fees	147,826
Accrued expenses	98,226
Total liabilities	$2,279,483
NET ASSETS:
Paid-in capital	$983,448,853
Distributable earnings	673,653,527
Net assets	$1,657,102,380
NET ASSET VALUE PER SHARE:
No par value (unlimited number of shares authorized)
Class A* (based on $1,330,468,678/26,826,483 shares)	$49.60
Class C* (based on $14,347,826/682,845 shares)	$21.01
Class R6* (based on $101,233,812/1,912,519 shares)	$52.93
Class Y* (based on $211,052,064/3,587,814 shares)	$58.82
MAXIMUM OFFERING PRICE PER SHARE:
Class A (based on $49.60 net asset value per share/100%-5.75% maximum sales charge)	$52.63

*	Pioneer Select Mid Cap Growth Fund (the “Predecessor Fund”) reorganized with the Fund effective April 1, 2025 (the “Reorganization”), during the annual reporting period. The Predecessor Fund is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class A, Class C, Class K, Class R and Class Y shares of the Predecessor Fund received Class A, Class C, Class R6, Class A and Class Y shares of the Fund, respectively.
The accompanying notes are an integral part of these financial statements.
8Victory Pioneer Select Mid Cap Growth Fund | Annual | 11/30/25

Statement of Operations FOR THE YEAR ENDED 11/30/25
INVESTMENT INCOME:
Dividends from unaffiliated issuers (net of foreign taxes withheld $71,750)	$6,235,569
Non-cash dividends from unaffiliated issuers	4,821,724
Interest from unaffiliated issuers	104
Total Investment Income		$11,057,397
EXPENSES:
Management fees	$9,257,121
Administrative expenses	624,347
Transfer agent fees
Class A*	736,431
Class C*	12,868
Class R6*	713
Class R*	6,096
Class Y*	236,307
Distribution fees
Class A*	3,076,215
Class C*	141,735
Class R*	16,415
Shareholder communications expense	136,135
Custodian fees	21,344
Registration fees	112,657
Professional fees	98,303
Printing expense	31,367
Officers’ and Trustees’ fees	66,020
Insurance expense	24,933
Miscellaneous	44,200
Total expenses		$14,643,207
Less fees waived and expenses reimbursed by the Adviser		(50,618)
Net expenses		$14,592,589
Net investment income (loss)		$(3,535,192)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investments in unaffiliated issuers	$237,725,401
Other assets and liabilities denominated in foreign currencies	1,926	$237,727,327
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Select Mid Cap Growth Fund | Annual | 11/30/259

Statement of Operations (continued)
FOR THE YEAR ENDED 11/30/25
Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	$(15,123,390)
Other assets and liabilities denominated in foreign currencies	102	$(15,123,288)
Net realized and unrealized gain (loss) on investments		$222,604,039
Net increase in net assets resulting from operations		$219,068,847

*	Pioneer Select Mid Cap Growth Fund (the “Predecessor Fund”) reorganized with the Fund effective April 1, 2025 (the “Reorganization”), during the annual reporting period. The Predecessor Fund is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class A, Class C, Class K, Class R and Class Y shares of the Predecessor Fund received Class A, Class C, Class R6, Class A and Class Y shares of the Fund, respectively.
The accompanying notes are an integral part of these financial statements.
10Victory Pioneer Select Mid Cap Growth Fund | Annual | 11/30/25

Statements of Changes in Net Assets
	Year Ended 11/30/25	Year Ended 11/30/24
FROM OPERATIONS:
Net investment income (loss)	$(3,535,192)	$(7,898,650)
Net realized gain (loss) on investments	237,727,327	217,159,490
Change in net unrealized appreciation (depreciation) on investments	(15,123,288)	311,019,819
Net increase in net assets resulting from operations	$219,068,847	$520,280,659
DISTRIBUTIONS TO SHAREHOLDERS:
Class A* ($8.06 and $5.71 per share, respectively)	$(187,272,323)	$(130,654,370)
Class C* ($8.06 and $5.71 per share, respectively)	(3,988,528)	(2,988,446)
Class R6* ($8.06 and $5.71 per share, respectively)	(13,346,367)	(10,177,744)
Class R* ($— and $5.71 per share, respectively)	—	(1,154,360)
Class Y* ($8.06 and $5.71 per share, respectively)	(26,053,140)	(19,168,635)
Total distributions to shareholders	$(230,660,358)	$(164,143,555)
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sales of shares	$107,385,646	$82,973,573
Reinvestment of distributions	221,258,156	156,770,319
Cost of shares repurchased	(278,895,661)	(358,689,342)
Net increase (decrease) in net assets resulting from Fund share transactions	$49,748,141	$(118,945,450)
Net increase in net assets	$38,156,630	$237,191,654
NET ASSETS:
Beginning of year	$1,618,945,750	$1,381,754,096
End of year	$1,657,102,380	$1,618,945,750

*	Pioneer Select Mid Cap Growth Fund (the “Predecessor Fund”) reorganized with the Fund effective April 1, 2025 (the “Reorganization”), during the annual reporting period. The Predecessor Fund is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class A, Class C, Class K, Class R and Class Y shares of the Predecessor Fund received Class A, Class C, Class R6, Class A and Class Y shares of the Fund, respectively.
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Select Mid Cap Growth Fund | Annual | 11/30/2511

Statements of Changes in Net Assets
(continued)
	Year Ended 11/30/25 Shares	Year Ended 11/30/25 Amount	Year Ended 11/30/24 Shares	Year Ended 11/30/24 Amount
Class A*
Shares sold	873,547	$42,107,940	557,961	$26,229,733
Reinvestment of distributions	3,740,263	181,140,972	2,523,618	126,281,829
Less shares repurchased	(3,083,151)	(154,683,771)	(3,124,210)	(145,792,488)
Net increase (decrease)	1,530,659	$68,565,141	(42,631)	$6,719,074
Class C*
Shares sold	52,502	$1,344,673	31,761	$825,235
Reinvestment of distributions	193,761	3,975,979	116,595	2,975,501
Less shares repurchased	(196,599)	(4,918,295)	(209,402)	(5,401,975)
Net increase (decrease)	49,664	$402,357	(61,046)	$(1,601,239)
Class R6*
Shares sold	318,492	$16,912,129	307,603	$15,008,755
Reinvestment of distributions	233,578	12,071,277	172,481	9,100,089
Less shares repurchased	(613,502)	(33,023,635)	(1,433,114)	(68,488,569)
Net decrease	(61,432)	$(4,040,229)	(953,030)	$(44,379,725)
Class R*
Shares sold	60,510	$2,527,350	32,077	$1,359,501
Reinvestment of distributions	—	—	25,533	1,154,360
Less shares repurchased	(288,289)	(11,438,841)	(73,544)	(3,109,732)
Net decrease	(227,779)	$(8,911,491)	(15,934)	$(595,871)
Class Y*
Shares sold	751,484	$44,493,554	727,065	$39,550,349
Reinvestment of distributions	419,045	24,069,928	298,075	17,258,540
Less shares repurchased	(1,344,939)	(74,831,119)	(2,617,844)	(135,896,578)
Net decrease	(174,410)	$(6,267,637)	(1,592,704)	$(79,087,689)

*	Pioneer Select Mid Cap Growth Fund (the “Predecessor Fund”) reorganized with the Fund effective April 1, 2025 (the “Reorganization”), during the annual reporting period. The Predecessor Fund is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class A, Class C, Class K, Class R and Class Y shares of the Predecessor Fund received Class A, Class C, Class R6, Class A and Class Y shares of the Fund, respectively.
The accompanying notes are an integral part of these financial statements.
12Victory Pioneer Select Mid Cap Growth Fund | Annual | 11/30/25

Financial Highlights
	Year Ended 11/30/25	Year Ended 11/30/24	Year Ended 11/30/23	Year Ended 11/30/22	Year Ended 11/30/21
Class A*
Net asset value, beginning of period	$50.19	$39.35	$38.27	$52.58	$51.44
Increase (decrease) from investment operations:
Net investment income (loss) (a)	$(0.13)	$(0.27)	$(0.13)	$(0.17)	$(0.43)
Net realized and unrealized gain (loss) on investments	7.60	16.82	1.21	(13.48)	7.62
Net increase (decrease) from investment operations	$7.47	$16.55	$1.08	$(13.65)	$7.19
Distributions to shareholders:
Net realized gain	$(8.06)	$(5.71)	$—	$(0.66)	$(6.05)
Total distributions	$(8.06)	$(5.71)	$—	$(0.66)	$(6.05)
Net increase (decrease) in net asset value	$(0.59)	$10.84	$1.08	$(14.31)	$1.14
Net asset value, end of period	$49.60	$50.19	$39.35	$38.27	$52.58
Total return (b)	15.27%	42.10%(c)	2.82%(d)	(25.94)%(e)	13.73%(f)
Ratio of net expenses to average net assets	0.98%	0.99%	1.03%	1.00%	0.99%
Ratio of net investment income (loss) to average net assets	(0.27)%	(0.59)%	(0.34)%	(0.41)%	(0.74)%
Portfolio turnover rate	62%	53%	72%	67%	43%
Net assets, end of period (in thousands)	$1,330,469	$1,269,491	$997,162	$1,099,316	$1,624,675
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
Total expenses to average net assets	0.99%	0.99%	1.03%	1.00%	0.99%
Net investment income (loss) to average net assets	(0.28)%	(0.59)%	(0.34)%	(0.41)%	(0.74)%
*	Pioneer Select Mid Cap Growth Fund (the “Predecessor Fund”) reorganized with the Fund effective April 1, 2025 (the “Reorganization”), during the annual reporting period. The Predecessor Fund is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class A, Class C, Class K, Class R and Class Y shares of the Predecessor Fund received Class A, Class C, Class R6, Class A and Class Y shares of the Fund, respectively.
(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.
(c)	If the Fund had not recognized gains in the settlement of class action lawsuits during the year ended November 30, 2024, the total return would have been 42.07%.
(d)	For the year ended November 30, 2023, the Fund’s total return includes gains in settlement of class action lawsuits. The impact on Class A’s total return was less than 0.005%.
(e)	The class action lawsuit did not have an impact on the total return.
(f)	If the Fund had not recognized gains in the settlement of class action lawsuits during the year ended November 30, 2021, the total return would have been 13.70%.
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Select Mid Cap Growth Fund | Annual | 11/30/2513

Financial Highlights (continued)
	Year Ended 11/30/25	Year Ended 11/30/24	Year Ended 11/30/23	Year Ended 11/30/22	Year Ended 11/30/21
Class C*
Net asset value, beginning of period	$25.59	$22.22	$21.79	$30.56	$32.33
Increase (decrease) from investment operations:
Net investment income (loss) (a)	$(0.28)	$(0.36)	$(0.25)	$(0.29)	$(0.55)
Net realized and unrealized gain (loss) on investments	3.76	9.44	0.68	(7.82)	4.83
Net increase (decrease) from investment operations	$3.48	$9.08	$0.43	$(8.11)	$4.28
Distributions to shareholders:
Net realized gain	$(8.06)	$(5.71)	$—	$(0.66)	$(6.05)
Total distributions	$(8.06)	$(5.71)	$—	$(0.66)	$(6.05)
Net increase (decrease) in net asset value	$(4.58)	$3.37	$0.43	$(8.77)	$(1.77)
Net asset value, end of period	$21.01	$25.59	$22.22	$21.79	$30.56
Total return (b)	14.35%	40.93%(c)	1.97%(d)	(26.49)%(e)	12.83%
Ratio of net expenses to average net assets	1.78%	1.80%	1.85%	1.77%	1.77%
Ratio of net investment income (loss) to average net assets	(1.08)%	(1.39)%	(1.16)%	(1.19)%	(1.51)%
Portfolio turnover rate	62%	53%	72%	67%	43%
Net assets, end of period (in thousands)	$14,348	$16,205	$15,427	$19,737	$34,094
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
Total expenses to average net assets	1.78%	1.80%	1.85%	1.77%	1.77%
Net investment income (loss) to average net assets	(1.08)%	(1.39)%	(1.16)%	(1.19)%	(1.51)%
*	Pioneer Select Mid Cap Growth Fund (the “Predecessor Fund”) reorganized with the Fund effective April 1, 2025 (the “Reorganization”), during the annual reporting period. The Predecessor Fund is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class A, Class C, Class K, Class R and Class Y shares of the Predecessor Fund received Class A, Class C, Class R6, Class A and Class Y shares of the Fund, respectively.
(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.
(c)	For the year ended December 31, 2024, the Fund’s total return includes gains in settlement of class action lawsuits. The impact on Class C’s total return was less than 0.005%.
(d)	For the year ended November 30, 2023, the Fund’s total return includes gains in settlement of class action lawsuits. The impact on Class C’s total return was less than 0.005%.
(e)	The class action lawsuit did not have an impact on the total return.
The accompanying notes are an integral part of these financial statements.
14Victory Pioneer Select Mid Cap Growth Fund | Annual | 11/30/25

	Year Ended 11/30/25	Year Ended 11/30/24	Year Ended 11/30/23	Year Ended 11/30/22	Year Ended 11/30/21
Class R6*
Net asset value, beginning of period	$52.91	$41.14	$39.87	$54.55	$53.00
Increase (decrease) from investment operations:
Net investment income (loss) (a)	$0.02	$(0.13)	$0.00(b)	$(0.03)	$(0.23)
Net realized and unrealized gain (loss) on investments	8.06	17.61	1.27	(13.99)	7.83
Net increase (decrease) from investment operations	$8.08	$17.48	$1.27	$(14.02)	$7.60
Distributions to shareholders:
Net realized gain	$(8.06)	$(5.71)	$—	$(0.66)	$(6.05)
Total distributions	$(8.06)	$(5.71)	$—	$(0.66)	$(6.05)
Net increase (decrease) in net asset value	$0.02	$11.77	$1.27	$(14.68)	$1.55
Net asset value, end of period	$52.93	$52.91	$41.14	$39.87	$54.55
Total return (c)	15.64%	42.52%(d)	3.19%(e)	(25.67)%(f)	14.09%
Ratio of net expenses to average net assets	0.67%	0.67%	0.69%	0.66%	0.65%
Ratio of net investment income (loss) to average net assets	0.04%	(0.27)%	0.00%(g)	(0.07)%	(0.39)%
Portfolio turnover rate	62%	53%	72%	67%	43%
Net assets, end of period (in thousands)	$101,234	$104,451	$120,424	$232,005	$363,412
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
Total expenses to average net assets	0.67%	0.67%	0.69%	0.66%	0.65%
Net investment income (loss) to average net assets	0.04%	(0.27)%	0.00%(g)	(0.07)%	(0.39)%
*	Pioneer Select Mid Cap Growth Fund (the “Predecessor Fund”) reorganized with the Fund effective April 1, 2025 (the “Reorganization”), during the annual reporting period. The Predecessor Fund is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class A, Class C, Class K, Class R and Class Y shares of the Predecessor Fund received Class A, Class C, Class R6, Class A and Class Y shares of the Fund, respectively.
(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	Amount rounds to less than $0.01 per share.
(c)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
(d)	For the year ended November 30, 2024, the Fund's total return includes gains in settlement of class action lawsuits. The impact on Class K's total return was less than 0.005%.
(e)	For the year ended November 30, 2023, the Fund’s total return includes gains in settlement of class action lawsuits. The impact on Class K’s total return was less than 0.005%.
(f)	The class action lawsuit did not have an impact on the total return.
(g)	Amount is less than $0.01.
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Select Mid Cap Growth Fund | Annual | 11/30/2515

Financial Highlights (continued)
	Year Ended 11/30/25	Year Ended 11/30/24	Year Ended 11/30/23	Year Ended 11/30/22	Year Ended 11/30/21
Class Y*
Net asset value, beginning of period	$58.07	$44.81	$43.49	$59.49	$57.39
Increase (decrease) from investment operations:
Net investment income (loss) (a)	$(0.03)	$(0.19)	$(0.06)	$(0.10)	$(0.33)
Net realized and unrealized gain (loss) on investments	8.84	19.16	1.38	(15.24)	8.48
Net increase (decrease) from investment operations	$8.81	$18.97	$1.32	$(15.34)	$8.15
Distributions to shareholders:
Net realized gain	$(8.06)	$(5.71)	$—	$(0.66)	$(6.05)
Total distributions	$(8.06)	$(5.71)	$—	$(0.66)	$(6.05)
Net increase (decrease) in net asset value	$0.75	$13.26	$1.32	$(16.00)	$2.10
Net asset value, end of period	$58.82	$58.07	$44.81	$43.49	$59.49
Total return (b)	15.51%	42.36%(c)	3.04%(d)	(25.76)%(e)	13.98%
Ratio of net expenses to average net assets	0.77%	0.78%	0.82%	0.78%	0.77%
Ratio of net investment income (loss) to average net assets	(0.06)%	(0.36)%	(0.14)%	(0.21)%	(0.51)%
Portfolio turnover rate	62%	53%	72%	67%	43%
Net assets, end of period (in thousands)	$211,052	$218,473	$239,947	$393,702	$734,517
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
Total expenses to average net assets	0.79%	0.78%	0.82%	0.78%	0.77%
Net investment income (loss) to average net assets	(0.08)%	(0.36)%	(0.14)%	(0.21)%	(0.51)%
*	Pioneer Select Mid Cap Growth Fund (the “Predecessor Fund”) reorganized with the Fund effective April 1, 2025 (the “Reorganization”), during the annual reporting period. The Predecessor Fund is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class A, Class C, Class K, Class R and Class Y shares of the Predecessor Fund received Class A, Class C, Class R6, Class A and Class Y shares of the Fund, respectively.
(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
(c)	For the year ended November 30, 2024, the Fund’s total return includes gains in settlement of class action lawsuits. The impact on Class Y’s total return was less than 0.005%.
(d)	If the Fund had not recognized gains in settlement of class action lawsuits during the year ended November 30, 2023, the total return would have been 3.01%.
(e)	If the Fund had not recognized gains in settlement of class action lawsuits during the year ended November 30, 2022, the total return would have been (25.78)%.
The accompanying notes are an integral part of these financial statements.
16Victory Pioneer Select Mid Cap Growth Fund | Annual | 11/30/25

Notes to Financial Statements  |  11/30/25
1. Organization and Signiﬁcant Accounting Policies
Victory Pioneer Select Mid Cap Growth Fund (the “Fund”) is one of 26 portfolios comprising Victory Portfolios IV (the “Trust”), a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and the Fund is a diversified, open-end management investment company. The Fund, which commenced operations on April 1, 2025, is the successor to Pioneer Select Mid Cap Growth Fund (the “Predecessor Fund”) and, accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund. The Predecessor Fund transferred all of the net assets of Class A, Class C, Class K, Class R and Class Y shares in exchange for the Fund’s Class A, Class C, Class R6, Class A and Class Y shares, respectively, on April 1, 2025 pursuant to an agreement and plan of reorganization (the “Reorganization”) which was approved by the shareholders of the Predecessor Fund on March 27, 2025. Accordingly, the Reorganization, which did not result in any federal income tax to the Predecessor Fund or its shareholders, had no effect on the Fund’s operations. The investment objective of the Fund is long-term capital growth.
The Fund offers four classes of shares designated as Class A, Class C, Class R6 and Class Y shares.   Each class of shares represents an interest in the same portfolio of investments of the Fund and has identical rights (based on relative net asset values) to assets and liquidation proceeds. Share classes can bear different rates of class-speciﬁc fees and expenses, such as transfer agent and distribution fees. Differences in class-speciﬁc fees and expenses will result in differences in net investment income and, therefore, the payment of different dividends from net investment income earned by each class. The Second Amended and Restated Trust Instrument of the Fund gives the Board of Trustees the ﬂexibility to specify either per-share voting or dollar-weighted voting when submitting matters for shareholder approval. Under per-share voting, each share of a class of the Fund is entitled to one vote. Under dollar-weighted voting, a shareholder’s voting power is determined not by the number of shares owned, but by the dollar value of the shares on the record date. Each share class has exclusive voting rights with respect to matters affecting only that class, including with respect to the distribution plan for that class. There is no distribution plan for Class R6 or Class Y shares.
Prior to April 1, 2025, Amundi Asset Management US, Inc., an indirect, wholly owned subsidiary of Amundi and Amundi’s wholly owned subsidiary, Amundi USA, Inc., served as the Fund’s investment adviser
Victory Pioneer Select Mid Cap Growth Fund | Annual | 11/30/2517

(“Amundi US”). Effective April 1, 2025, Victory Capital Management Inc. (“Victory Capital” or the “Adviser”) serves as the Fund’s investment adviser (see Note 7). Prior to April 1, 2025, Amundi Distributor US, Inc., an affiliate of Amundi US, served as the Fund’s distributor. Effective April 1, 2025, Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the Fund pursuant to a Distribution Agreement between the Distributor and the Trust and receives no fee or other compensation for these services.
The Fund complies with Rule 18f-4 under the 1940 Act, which governs the use of derivatives by registered investment companies. Rule 18f-4 permits funds to enter into derivatives transactions (as defined in Rule 18f-4) and certain other transactions notwithstanding the restrictions on the issuance of “senior securities” under Section 18 of the 1940 Act. Rule 18f-4 requires a fund to establish and maintain a comprehensive derivatives risk management program, appoint a derivatives risk manager and comply with a relative or absolute limit on fund leverage risk calculated based on value-at-risk (“VaR”), unless the Fund uses derivatives in only a limited manner (a “limited derivatives user”). The Fund is currently a limited derivatives user for purposes of Rule 18f-4.
The Fund adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (ASU 2023-07) during the period. The Fund’s adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations. The management committee of the Adviser acts as the Fund’s Chief Operations Decision Maker (CODM), which assesses performance and allocates resources with respect to the Fund. The Fund’s operations constitute a single operating segment and therefore, a single reportable segment, because the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM manages the business activities using information of the Fund as a whole, and assesses performance of the Fund. The financial information provided to and reviewed by the CODM is the same as that presented within the Fund’s financial statements.
On December 14, 2023, the Financial Accounting Standards Board (FASB) issued ASU 2023-09, which establishes new income tax disclosure requirements and modifies or eliminates certain existing disclosure provisions. The amendments in this ASU are intended to address investor requests for more transparency about income tax information and to improve the effectiveness of income tax disclosures. ASU 2023-09 applies to all entities that are subject to ASC 740, Income Taxes. The ASU is effective for annual periods beginning after December 15, 2024. Management is
18Victory Pioneer Select Mid Cap Growth Fund | Annual | 11/30/25

currently evaluating the impact of ASU 2023-09 and does not believe it will have a material impact on the Fund’s financial statements.
The Fund is a series portfolio of a registered investment company and follows investment company accounting and reporting guidance under U.S. Generally Accepted Accounting Principles (“U.S. GAAP”). U.S. GAAP requires the management of the Fund to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the ﬁnancial statements, and the reported amounts of income, expenses and gain or loss on investments during the reporting period. Actual results could differ from those estimates.
The following is a summary of signiﬁcant accounting policies followed by the Fund in the preparation of its ﬁnancial statements:
A.	Security Valuation
The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange (“NYSE”) is open, as of the close of regular trading on the NYSE.
Equity securities that have traded on an exchange are valued by using the last sale price on the principal exchange where they are traded. Equity securities that have not traded on the date of valuation, or securities for which sale prices are not available, generally are valued using the mean between the last bid and asked prices or, if both last bid and asked prices are not available, at the last quoted bid price. Last sale and bid and asked prices are provided by independent third party pricing services. In the case of equity securities not traded on an exchange, prices are typically determined by independent third party pricing services using a variety of techniques and methods.
The value of foreign securities is converted into U.S. dollars based on foreign currency exchange rate quotations supplied by a third party pricing source. Trading in non-U.S. equity securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times. The Adviser may use a fair value model developed by an independent pricing service to value non-U.S. equity securities subject to oversight by the Board of Trustees.
Shares of open-end registered investment companies (including money market mutual funds) are valued at such fund's net asset value.
Securities for which independent pricing services or broker-dealers are unable to supply prices or for which market prices and/or quotations are
Victory Pioneer Select Mid Cap Growth Fund | Annual | 11/30/2519

not readily available or are considered to be unreliable are valued by a fair valuation team comprised of certain personnel of the Adviser. The Adviser is designated as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. The Adviser’s fair valuation team is responsible for monitoring developments that may impact fair valued securities.
Inputs used when applying fair value methods to value a security may include credit ratings, the financial condition of the company, current market conditions and comparable securities. The Adviser may use fair value methods if it is determined that a significant event has occurred after the close of the exchange or market on which the security trades and prior to the determination of the Fund’s net asset value. Examples of a significant event might include political or economic news, corporate restructurings, natural disasters, terrorist activity, tariffs, or trading halts. Thus, the valuation of the Fund’s securities may differ significantly from exchange prices, and such differences could be material.
B.	Investment Income and Transactions
Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend date in the exercise of reasonable diligence. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received.
Interest income, including interest on income-bearing cash accounts, is recorded on the accrual basis. Dividend and interest income are reported net of unrecoverable foreign taxes withheld at the applicable country rates and net of income accrued on defaulted securities.
Interest and dividend income payable by delivery of additional shares is reclassified as PIK (payment-in-kind) income upon receipt and is included in interest and dividend income, respectively.
Security transactions are recorded as of trade date. Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.
C.	Foreign Currency Translation
The books and records of the Fund are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.
20Victory Pioneer Select Mid Cap Growth Fund | Annual | 11/30/25

Net realized gains and losses on foreign currency transactions, if any, represent, among other things, the net realized gains and losses on foreign currency exchange contracts, disposition of foreign currencies and the difference between the amount of income accrued and the U.S. dollars actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated from the effects of changes in the market prices of those securities on the Statement of Operations, but are included with the net realized and unrealized gain or loss on investments.
D.	Federal Income Taxes
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income and net realized capital gains, if any, to its shareholders. Therefore, no provision for federal income taxes is required. As of November 30, 2025, the Fund did not accrue any interest or penalties with respect to uncertain tax positions, which, if applicable, would be recorded as an income tax expense on the Statement of Operations. Tax returns filed within the prior three years remain subject to examination by federal and state tax authorities.
The amount and character of income and capital gain distributions to shareholders are determined in accordance with federal income tax rules, which may differ from U.S. GAAP. Distributions in excess of net investment income or net realized gains are temporary over distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes. Capital accounts within the financial statements are adjusted for permanent book/tax differences to reflect tax character, but are not adjusted for temporary differences.
A portion of the dividend income recorded by the Fund is from distributions by publicly traded real estate investment trusts (“REITs”), and such distributions for tax purposes may also consist of capital gains and return of capital. The actual return of capital and capital gains portions of such distributions will be determined by formal notifications from the REITs subsequent to the calendar year-end. Distributions received from the REITs that are determined to be a return of capital are recorded by the Fund as a reduction of the cost basis of the securities held and those determined to be capital gain are reflected as such on the Statement of Operations.
Victory Pioneer Select Mid Cap Growth Fund | Annual | 11/30/2521

The tax character of distributions paid during the years ended November 30, 2025 and November 30, 2024, was as follows:
	2025	2024
Distributions paid from:
Ordinary income	$54,074,367	$9,788,799
Long-term capital gains	176,585,991	154,354,756
Total	$230,660,358	$164,143,555
The following shows the components of distributable earnings (losses) on a federal income tax basis at November 30, 2025:
2025
Distributable earnings/(losses):
Undistributed long-term capital gains	$35,411,354
Net unrealized appreciation	638,242,173
Total	$673,653,527
The difference between book basis and tax basis unrealized appreciation is attributable to the tax deferral of losses on wash sales.
As of the date of this report, a significant portion of the Fund’s net asset value is attributable to net unrealized capital gains on portfolio securities. If the Fund realizes capital gains in excess of realized capital losses and any available capital loss carryforwards in any fiscal year, it generally will be required to distribute that excess to shareholders. You may receive distributions that are attributable to appreciation that was present in the Fund’s portfolio securities at the time you made your investment but had not been realized at that time, or that are attributable to capital gains or other income that, although realized by the Fund, had not yet been distributed at the time you made your investment. Unless you purchase shares through a tax-advantaged account (such as an IRA or 401(k) plan), these distributions will be taxable to you. You should consult your tax adviser about the tax consequences of your investment in the Fund.
E.	Fund Shares
The Fund records sales and repurchases of its shares as of trade date. Amundi Distributors US, Inc., the Predecessor Fund’s distributor, and the Distributor earned $21,133 in underwriting commissions on the sale of Class A shares during the year ended November 30, 2025.
22Victory Pioneer Select Mid Cap Growth Fund | Annual | 11/30/25

F.	Class Allocations
Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on its respective percentage of adjusted net assets at the beginning of the day.
Distribution fees are calculated based on the average daily net asset value attributable to Class A and Class C shares of the Fund, respectively (see Note 5). Class R6 and Class Y shares do not pay distribution fees. All expenses and fees paid to the Fund’s transfer agent for its services are allocated among the classes of shares based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 4).
Distributions to shareholders are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner and at the same time, except that net investment income dividends to Class A, Class C, Class R6 and Class Y shares can reflect different transfer agent and distribution expense rates.
G.	Risks
The value of securities held by the Fund may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic, political or regulatory conditions, recessions, the spread of infectious illness or other public health issues, inflation, changes in interest rates, armed conflict such as between Russia and Ukraine or in the Middle East, sanctions against Russia, other nations or individuals or companies and possible countermeasures, lack of liquidity in the bond markets or adverse investor sentiment. In the past several years, financial markets have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty. These conditions may continue, recur, worsen or spread. Inflation and interest rates may increase. These circumstances could adversely affect the value and liquidity of the Fund’s investments and negatively impact the Fund’s performance.
Some sectors of the economy and individual issuers have experienced or may experience particularly large losses. Periods of extreme volatility in the financial markets, reduced liquidity of many instruments, increased government debt, inflation, and disruptions to supply chains, consumer demand and employee availability, may continue for some time. Following the commencement of the conflict in Ukraine, Russian securities lost all, or nearly all, their market value. Other securities or
Victory Pioneer Select Mid Cap Growth Fund | Annual | 11/30/2523

markets could be similarly affected by past or future political, geopolitical or other events or conditions.
Governments and central banks, including the U.S. Federal Reserve, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. These actions have resulted in significant expansion of public debt, including in the U.S. The consequences of high public debt, including its future impact on the economy and securities markets, may not be known for some time.
The U.S. and other countries are periodically involved in disputes over trade and other matters, which may result in tariffs, investment restrictions and adverse impacts on affected companies and securities. For example, the U.S. has imposed tariffs and other trade barriers on Chinese exports, has restricted sales of certain categories of goods to China, and has established barriers to investments in China. Trade disputes may adversely affect the economies of the U.S. and its trading partners, as well as companies directly or indirectly affected and financial markets generally. If the political climate between the U.S. and China does not improve or continues to deteriorate, China enters into military conflict with Taiwan, the Philippines or another neighbor, or other geopolitical conflicts develop or get worse, economies, markets and individual securities may be severely affected both regionally and globally, and the value of the Fund’s assets may go down.
At times, the Fund’s investments may represent industries or industry sectors that are interrelated or have common risks, making the Fund more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.
To the extent the Fund emphasizes, from time to time, investments in a market segment, the Fund will be subject to a greater degree to the risks particular to that segment, and may experience greater market fluctuation than a fund without the same focus.
Industries in the technology segment, such as information technology, communications equipment, computer hardware and software, and office and scientific equipment, are generally subject to risks of rapidly evolving technology, short product lives, rates of corporate expenditures, falling prices and profits, competition from new market entrants, and general economic conditions. They are also heavily dependent on intellectual property rights and may be adversely affected by the loss or impairment of, or inability to enforce, those rights.
Normally, the Fund invests at least 80% of its total assets in equity securities of mid-size companies. Compared to large companies, mid-size
24Victory Pioneer Select Mid Cap Growth Fund | Annual | 11/30/25

companies, and the market for their equity securities, may be more sensitive to changes in earnings results and investor expectations.
The Fund’s investments in foreign markets and countries with limited developing markets may subject the Fund to a greater degree of risk than investments in a developed market. These risks include disruptive political or economic conditions, military conflicts and sanctions, terrorism, sustained economic downturns, financial instability, reduction of government or central bank support, inadequate accounting standards, tariffs, tax disputes or other tax burdens, nationalization or expropriation of assets and the imposition of adverse governmental laws, arbitrary application of laws and regulations or lack of rule of law or currency exchange restrictions. Lack of information and less market regulation also may affect the value of these securities. Withholding and other non-U.S. taxes may decrease the Fund’s return. Non-U.S. issuers may be located in parts of the world that have historically been prone to natural disasters. Investing in depositary receipts is subject to many of the same risks as investing directly in non-U.S. issuers. Depositary receipts may involve higher expenses and may trade at a discount (or premium) to the underlying security.
In response to the military conflict in Ukraine commencing in 2022, the United States and other countries issued broad-ranging economic sanctions against Russia and Belarus and certain companies and individuals. Since then, Russian securities lost all, or nearly all, their market value, and many other issuers, securities and markets have been adversely affected. The United States and other countries may impose sanctions on other countries, companies and individuals in light of Russia’s military invasion. The extent and duration of the military action or future escalation of such hostilities, the extent and impact of existing and future sanctions, market disruptions and volatility, and the result of any diplomatic negotiations cannot be predicted. These and any related events could have a significant impact on the value and liquidity of certain Fund investments, on Fund performance and the value of an investment in the Fund, particularly with respect to securities and commodities, such as oil, natural gas and food commodities, as well as other sectors with exposure to Russian issuers or issuers in other countries affected by the invasion, and are likely to have collateral impacts on market sectors globally.
As of the date of this report, a significant portion of the Fund’s net asset value is attributable to net unrealized capital gains on portfolio securities. If the Fund realizes capital gains in excess of realized capital losses and any available capital loss carryforwards in any fiscal year, it generally will be required to distribute that excess to shareholders,
Victory Pioneer Select Mid Cap Growth Fund | Annual | 11/30/2525

which will result in taxable income to you. You may receive distributions that are attributable to appreciation that was present in the Fund’s portfolio securities at the time you made your investment but had not been realized at that time, or that are attributable to capital gains or other income that, although realized by the Fund, had not yet been distributed at the time you made your investment. Unless you purchase shares through a tax-advantaged account (such as an IRA or 401(k) plan), these distributions will be taxable to you. You should consult your tax adviser about the tax consequences of your investment in the Fund.
The Fund may invest in REIT securities, the value of which can fall for a variety of reasons, such as declines in rental income, fluctuating interest rates, poor property management, environmental liabilities, uninsured damage, increased competition, or changes in real estate tax laws.
With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security and related risks. While the Adviser has established business continuity plans in the event of, and risk management systems to prevent, limit or mitigate, such cyber-attacks, there are inherent limitations in such plans and systems, including the possibility that certain risks have not been identified. Furthermore, the Fund cannot control the cybersecurity plans and systems put in place by service providers to the Fund such as the Fund’s custodian and accounting agent, and the Fund’s transfer agent. In addition, many beneficial owners of Fund shares hold them through accounts at broker-dealers, retirement platforms and other financial market participants over which neither the Fund nor the Adviser exercises control. Each of these intermediaries may in turn rely on their service providers, which are also subject to the risk of cyber-attacks. Cybersecurity failures or breaches at the Adviser, service providers or intermediaries may cause disruptions and impact business operations. This may cause financial losses; interference with the Fund’s ability to calculate its net asset value; impediments to trading; the inability of Fund shareholders to effect share purchases; redemptions or exchanges or receive distributions; loss of or unauthorized access to private shareholder information; and violations of applicable privacy; and other laws, regulatory fines, penalties, reputational damage, or additional compliance costs. Such costs and losses may not be covered under any insurance. In addition, maintaining vigilance against cyber-attacks may involve substantial costs over time, and system enhancements may themselves be subject to cyber-attacks.
26Victory Pioneer Select Mid Cap Growth Fund | Annual | 11/30/25

The Fund’s prospectus contains unaudited information regarding the Fund’s principal risks. Please refer to that document when considering the Fund’s principal risks.
2. Investment Advisory Agreement
The Adviser manages the Fund’s portfolio. Management fees payable under the Fund’s Investment Advisory Agreement with the Adviser are calculated daily and paid monthly at the annual rate of 0.625% of the Fund’s average daily net assets up to $500 million, 0.60% of the next $500 million, 0.575% of the next $4 billion and 0.55% of the Fund’s average daily net assets over $5 billion. Prior to the Reorganization, Amundi Asset Management US, Inc. (“Amundi US”) served as the investment adviser of the Predecessor Fund. Under an investment management agreement with Amundi US, the Predecessor Fund paid management fees at the annual rate 0.625% of the Fund’s average daily net assets up to $500 million, 0.60% of the next $500 million, 0.575% of the next $4 billion and 0.55% of the Fund’s average daily net assets over $5 billion. For the year ended November 30, 2025, the effective management fee was equivalent to 0.60% of the Fund’s average daily net assets.
Effective April 1, 2025 the Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual fund operating expenses (excluding certain items such as interest, taxes, and brokerage commissions) do not exceed 0.99%, 1.80%, 0.67% and 0.78% of the Fund's Class A, Class C, Class R6, and Class Y shares, respectively. These expense limitations are in effect through April 1, 2028. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to two years after the date of the waiver or reimbursement, subject to the lesser of any operating expense limits in effect at the time of (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. This agreement may only be terminated by the Fund’s Board of Trustees. Fees waived and expenses reimbursed during the year ended November 30, 2025 are reflected on the Statement of Operations.
In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund as administrative reimbursements. Reflected on the Statement of Assets and Liabilities is $890,294 in management fees payable to the Adviser at November 30, 2025.
Effective April 1, 2025, Victory Capital also serves as the Fund’s administrator and fund accountant. Under the Administration and Fund Accounting Agreement, Victory Capital is paid an administration and
Victory Pioneer Select Mid Cap Growth Fund | Annual | 11/30/2527

servicing fee based on a percentage of the average daily net assets of the Fund. The tiered rates at which Victory Capital is paid by the Fund are shown in the table below:
Net Assets
Up to $15 billion	$15 billion to $30 billion	$30 billion to $85 billion	In excess of $85 billion
0.08%	0.05%	0.04%	0.03%
Amounts incurred for the year ended November 30, 2025, are reflected on the Statement of Operations in Administration expenses.
Bank of New York Mellon (“BNY”) acts as sub-administrator and sub-fund accountant to the Fund pursuant to a Sub-Administration and Sub-Fund Accounting Services Agreement between Victory Capital and BNY. Victory Capital pays BNY a fee for providing these services.
The Fund reimburses Victory Capital and BNY for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the year ended November 30, 2025, are reflected on the Statement of Operations as Administration expenses.
3. Compensation of Officers and Trustees
The Fund pays an annual fee to its Trustees. Except for the chief compliance officer, the Fund does not pay any salary or other compensation to its officers. The Fund pays a portion of the chief compliance officer’s compensation for his services as the Fund’s chief compliance officer. The Adviser pays the remaining portion of the chief compliance officer’s compensation. For the year ended November 30, 2025, the Fund and the Predecessor Fund paid $66,020 in Officers’ and Trustees’ compensation, which is reflected on the Statement of Operations as Officers’ and Trustees’ fees. At November 30, 2025, on its Statement of Assets and Liabilities, the Fund had a payable for Trustees’ fees of $10,477 and a payable for administrative expenses of $76,232, which includes the payable for Officers’ compensation.
4. Transfer Agent
BNY Mellon Investment Servicing (US) Inc. serves as the transfer agent to the Fund at negotiated rates. Transfer agent fees and payables shown on the Statement of Operations and the Statement of Assets and Liabilities, respectively, include sub-transfer agent expenses incurred through the Fund’s omnibus relationship contracts.
28Victory Pioneer Select Mid Cap Growth Fund | Annual | 11/30/25

In addition, during the periods covered by the financial statements the Fund reimbursed the transfer agent for out-of-pocket expenses incurred by the transfer agent related to shareholder communications activities such as proxy and statement mailings, and outgoing phone calls. For the year ended November 30, 2025, such out-of-pocket expenses by class of shares were as follows:
Shareholder Communications:
Class A	$122,854
Class C	4,083
Class R6	1,333
Class R	687
Class Y	7,178
Total	$136,135
5. Distribution and Service Plans
The Fund has adopted a distribution plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act with respect to its Class A, Class C and Class R shares. Pursuant to the Plan, the Fund pays the Distributor 0.25% of the Fund’s average daily net assets attributable to Class A shares as compensation for personal services and/or account maintenance services or distribution services with regard to Class A shares. Pursuant to the Plan, the Fund also pays the Distributor 1.00% of the average daily net assets attributable to Class C shares. The fee for Class C shares consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class C shares. Pursuant to the Plan, the Predecessor Fund further pays the Distributor 0.50% of the average daily net assets attributable to Class R shares for distribution services. Reflected on the Statement of Assets and Liabilities is $147,826 in distribution fees payable to the Distributor at November 30, 2025.
The Predecessor Fund also adopted a separate service plan for Class R shares (the “Service Plan”). The Service Plan authorized the Predecessor Fund to pay securities dealers, plan administrators or other service organizations that agreed to provide certain services to retirement plans or plan participants holding shares of the Fund a service fee of up to 0.25% of the Fund’s average daily net assets attributable to Class R shares held by such plans.
In addition, redemptions of Class A and Class C shares may be subject to a contingent deferred sales charge (“CDSC”). A CDSC of 0.75% may be imposed on redemptions of certain net asset value purchases of Class A shares within 18 months of purchase. Redemptions of Class C shares within 12 months of purchase are subject to a CDSC of 1.00% based on the lower of
Victory Pioneer Select Mid Cap Growth Fund | Annual | 11/30/2529

cost or market value of shares being redeemed. Shares purchased as part of an exchange remain subject to any CDSC that applied to the original purchase of those shares. There is no CDSC for Class R6 or Class Y shares. Proceeds from the CDSCs are paid to the Distributor. For the year ended November 30, 2025, CDSCs in the amount of $1,365 were paid to Amundi Distributor US, Inc, the Predecessor Fund’s distributor, or the Distributor.
6. Line of Credit Facility
During the periods covered by these financial statements, the Fund participated in a committed, unsecured revolving line of credit (“credit facility”). Borrowings were used solely for temporary or emergency purposes. Under the credit facility, the Fund was permitted to borrow up to the lesser of the amount available under the credit facility or the limits set for borrowing by the Fund’s prospectus and the 1940 Act. The Fund participated in a credit facility in the amount of $250 million. The commitment fee with respect to the credit facility was 0.20% of the daily unused portion of each lender’s commitment. For the year ended November 30, 2025, the Fund had no borrowings under the credit facility.
7. Reorganization
On April 1, 2025 (the “Closing Date”), the Predecessor Fund was reorganized with the Fund (the “Reorganization”). Under the terms of an Agreement and Plan of Reorganization, the Predecessor Fund transferred all of its assets and liabilities (other than certain securities that were subject to restriction on transfer) in exchange for shares of the Fund equal in value to those assets and liabilities. The Reorganization was structured so that the transfer of assets and liabilities did not result in federal tax liability to the Predecessor Fund or its shareholders. Shareholders holding Class A, Class C, Class C2, Class K and Class Y shares of the Predecessor Fund received Class A, Class C, Class C, Class R6 and Class Y shares of the Fund, respectively, in the Reorganization. The investment portfolio of the Predecessor Fund, with an aggregate value of $1,331,760,754 and an identified cost of $908,878,847 at April 1, 2025, was the principal asset acquired by the Fund. The Predecessor Fund was the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.
8. Subsequent Event
On September 30, 2025, the Board upon the recommendation of the Adviser, approved a change in the Fund's custodian, sub-administrator, sub-fund accountant, and transfer agent to be effective at the close of business on or about February 6, 2026 (the “Effective Date”). After the
30Victory Pioneer Select Mid Cap Growth Fund | Annual | 11/30/25

Effective Date, Citibank, N.A. will serve as the custodian of the Fund, Citi Fund Services Ohio, Inc. will serve as sub-administrator and sub-fund accountant of the Fund and FIS Investor Services LLC will serve as transfer agent of the Fund.
Victory Pioneer Select Mid Cap Growth Fund | Annual | 11/30/2531

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Victory Portfolios IV (formerly Pioneer Series Trust II) and the Shareholders of Victory Pioneer Select Mid Cap Growth Fund (formerly Pioneer Select Mid Cap Growth Fund):

Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Victory Pioneer Select Mid Cap Growth Fund (formerly Pioneer Select Mid Cap Growth Fund) (the “Fund”) (one of the funds constituting Victory Portfolios IV) (formerly Pioneer Series Trust II), including the schedule of investments, as of November 30, 2025, the related statement of operations for the year then ended, statements of changes in net assets and financial highlights for each of the two years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of November 30, 2025, and the results of its operations for the year then ended, and the changes in its net assets and financial highlights for each of the two years in the period then ended in conformity with accounting principles generally accepted in the United States of America. The financial highlights for the years ended November 30, 2023, 2022, and 2021 were audited by other auditors. Those auditors expressed an unqualified opinion on those financial statements and financial highlights in their report dated January 29, 2024.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are
32Victory Pioneer Select Mid Cap Growth Fund | Annual | 11/30/25

required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of November 30, 2025, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.
DELOITTE & TOUCHE LLP
Boston, Massachusetts
January 26, 2026
We have served as the auditor of one or more of the Pioneer investment companies since 2024.
Victory Pioneer Select Mid Cap Growth Fund | Annual | 11/30/2533

Additional Information (unaudited)
For the year ended November 30, 2025, certain dividends paid by the Fund may be subject to a maximum tax rate of 20%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act (the Act) of 2003. The Fund intends to designate up to the maximum amount of such dividends allowable under the Act, as taxed at a maximum rate of 20%. Complete information will be computed and reported in conjunction with your 2025 Form 1099-DIV.
The Fund designated $176,585,991 as long-term capital gains distributions during the year ended November 30, 2025. Distributable long-term gains are based on net realized long-term gains determined on a tax basis and may differ from such amounts for financial reporting purposes.
The qualifying percentage of the Fund’s ordinary income dividends for the purpose of the corporate dividends received deduction was 11.75%.
Results of Special Shareholder Meeting
A Special Shareholder Meeting of Pioneer Select Mid Cap Growth Fund was held on March 27, 2025 to approve an Agreement and Plan of Reorganization pursuant to which Pioneer Select Mid Cap Growth Fund reorganized into Victory Pioneer Select Mid Cap Growth Fund.
The voting results were as follows:
Fund	Total Voted	Votes For	Votes Against	Votes Abstained
Pioneer Select Mid Cap Growth Fund	16,904,051	12,864,617	956,463	3,082,971
34Victory Pioneer Select Mid Cap Growth Fund | Annual | 11/30/25

How to Contact Victory Capital
We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.
Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms
1-800-225-6292
Visit our web site: vcm.com
This report must be preceded or accompanied by a prospectus.
The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the Commission’s web site at https://sec.gov.

Victory Capital Management, Inc.
60 State Street
Boston, MA 02109
vcm.com
Securities offered through Victory Capital Services, Inc.
60 State Street, Boston, MA 02109
Underwriter of Victory Funds, Member SIPC
© 2025 Victory Capital Management, Inc. 23474-AFR-0126

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

N/A

ITEM 9. PROXY DISCLOSURE FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES. (Unaudited)

Proxy disclosures, if any, are included as part of the Financial Statements filed under Item 7 of this Form

Item 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES. (Unaudited)

Each Board Member also serves as a Board Member of other Funds in the Pioneer Family of Funds complex. Annual retainer fees and attendance fees are allocated to each Fund based on net assets. Trustees’ fees paid by the Fund are within Item 7. Statement of Operations as Trustees’ fees and expenses.

Item 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESMENT ADVISORY CONTRACT. (Unaudited)

N/A

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. (Unaudited)

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company’s investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company’s investment adviser, or any other third party, that the company uses, or that are used on the company’s behalf, to determine how to vote proxies relating to portfolio securities.

N/A

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR, provide the following information:

(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrant’s portfolio (“Portfolio Manager”). Also state each Portfolio Manager’s business experience during the past 5 years.

N/A

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant’s equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

N/A

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-R(17 CFR 229.407)(as required by Item 22(b)(15)) of Schedule 14A (17 CFR 240.14a-101), or this Item.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors since the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-R of Schedule 14(A) in its definitive proxy statement, or this item.

ITEM 16. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant’s principal executive and principal financials officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30(a)-3(b) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are effective based on the evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a) If the registrant is a closed-end management investment company, provide the following dollar amounts of income and compensation related to the securities lending activities of the registrant during its most recent fiscal year:

N/A

(1) Gross income from securities lending activities;

N/A

(2) All fees and/or compensation for each of the following securities lending activities and related services: any share of revenue generated by the securities lending program paid to the securities lending agent(s) (revenue split); fees paid for cash collateral management services (including fees deducted from a pooled cash collateral reinvestment vehicle) that are not included in the revenue split; administrative fees that are not included in the revenue split; fees for indemnification that are not included in the revenue split; rebates paid to borrowers; and any other fees relating to the securities lending program that are not included in the revenue split, including a description of those other fees;

N/A

(3) The aggregate fees/compensation disclosed pursuant to paragraph (2); and

N/A

(4) Net income from securities lending activities (i.e., the dollar amount in paragraph (1) minus the dollar amount in paragraph (3)).

If a fee for a service is included in the revenue split, state that the fee is included in the revenue split.

N/A

(b) If the registrant is a closed-end management investment company, describe the services provided to the registrant by the securities lending agent in the registrants most recent fiscal year.

N/A

Item 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

N/A

ITEM 19. EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) , exactly as set forth below:

Filed herewith.

(b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(3) Not applicable.

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Victory Portfolios IV

By (Signature and Title)* /s/ Thomas Dusenberry

Thomas Dusenberry, President and Principal Executive Officer

Date February 5, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Thomas Dusenberry

Thomas Dusenberry, President and Principal Executive Officer

Date February 5, 2026

By (Signature and Title)* /s/ Carol D. Trevino

Carol D. Trevino, Treasurer and Principal Financial Officer

Date February 5, 2026

*	Print the name and title of each signing officer under his or her signature.